As filed with the Securities and Exchange Commission on May 7, 2004

Securities Act File No. 333-
Investment Company Act File No. 811-4612

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	|_|
Post-Effective Amendment No.	|_|

MERRILL LYNCH EUROFUND
(Exact name of Registrant as Specified in Charter)

(609) 282-2800
(Area Code and Telephone Number)

800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices:
Number, Street, City, State, Zip Code)

Terry K. Glenn
Merrill Lynch EuroFund
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

copies to:

Frank P. Bruno, Esq. Sidley Austin Brown & Wood LLP 787 Seventh Avenue New York, New York 10019	Andrew J. Donohue, Esq. Merrill Lynch Investment Managers, L.P. P.O. Box 9011 Princeton, NJ 08543-9011	Joel H. Goldberg, Esq. Shearman & Sterling LLP 599 Lexington Avenue New York, New York 10022

It is proposed that this filing will become effective on June 5, 2004 pursuant to Rule 488.

Title of Securities to Be Registered: Shares of beneficial interest, par value $.10 per share.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940.

MERRILL LYNCH PAN-EUROPEAN GROWTH FUND,
a series of MERCURY FUNDS, INC.
P.O. BOX 9011
PRINCETON, NEW JERSEY 08543-9011

NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
To Be Held On July 13, 2004

To The Stockholders of
Merrill Lynch Pan-European Growth Fund:

     NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the “Meeting”) of Merrill Lynch Pan-European Growth Fund (“Pan-European Growth”), a series of Mercury Funds, Inc. (“Mercury Funds”), will be held at the offices of Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Tuesday, July 13, 2004 at 9:00 a.m. Eastern time, for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization (the “Agreement and Plan”) providing for (i) the acquisition by Pan-European Growth of substantially all of the assets and assumption of substantially all of the liabilities of its master portfolio, Merrill Lynch Master Pan-European Growth Portfolio (“Master Pan-European Growth”), a series of Mercury Master Trust, in exchange for all Pan-European Growth’s beneficial interests in Master Pan-European Growth; and (ii) the acquisition by Merrill Lynch EuroFund (“EuroFund”) of substantially all of the assets and assumption of substantially all of the liabilities of Pan-European Growth, in exchange for newly issued shares of beneficial interest, with a par value of $.10 per share, of EuroFund to be issued to Pan-European Growth for distribution to the stockholders of Pan-European Growth. A vote in favor of this proposal will constitute a vote in favor of the termination of Pan-European Growth as a series of Mercury Funds and a termination of Master Pan-European Growth as a series of Mercury Master Trust; and

     (2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     Stockholders of Pan-European Growth are not entitled to appraisal rights in connection with the proposal.

     The Board of Directors of Mercury Funds has fixed the close of business on May 14, 2004 as the record date for the determination of stockholders entitled to notice of, and to vote at, the Meeting and at any adjournment(s) thereof.

     You are cordially invited to attend the Meeting. Stockholders of Pan-European Growth who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the Internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors of Mercury Funds.

     If you have any questions regarding the enclosed proxy materials or need assistance in voting your shares, please contact our proxy solicitor, Georgeson Shareholder, at 1-866-800-5093.

By Order of the Board of Directors, Phillip S. Gillespie Secretary Mercury Funds, Inc.

Plainsboro, New Jersey
Dated: June 5, 2004

The information in this proxy statement and prospectus is not complete and may be changed. We may not use this proxy statement and prospectus to sell securities until the registration statement containing this proxy statement and prospectus, which as been filed with the Securities and Exchange Commission, is effective. This proxy statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROXY STATEMENT AND PROSPECTUS
DATED MAY 7, 2004

PROXY STATEMENT OF MERRILL LYNCH PAN-EUROPEAN GROWTH FUND,
A SERIES OF MERCURY FUNDS, INC.
FOR USE AT A SPECIAL MEETING OF STOCKHOLDERS

To Be Held on July 13, 2004

PROSPECTUS OF
MERRILL LYNCH EUROFUND
P.O. Box 9011, Princeton, New Jersey 08543-9011
(609) 282-2800

     This Combined Proxy Statement and Prospectus (“Proxy Statement and Prospectus”) is furnished to you because you are a stockholder of Merrill Lynch Pan-European Growth Fund (“Pan-European Growth”), a series of Mercury Funds, Inc. (“Mercury Funds”), a Maryland corporation, and you are being asked to consider:

     (1) approval of an Agreement and Plan of Reorganization (the “Agreement and Plan”) providing for (i) the acquisition by Pan-European Growth of substantially all of the assets and assumption of substantially all of the liabilities of its master portfolio, Merrill Lynch Master Pan-European Growth Portfolio (“Master Pan-European Growth”), a series of Mercury Master Trust, in exchange for all of Pan-European Growth’s beneficial interests in Master Pan-European Growth; and (ii) the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of Pan-European Growth by Merrill Lynch EuroFund (“EuroFund”), which is organized as a Massachusetts business trust, in exchange for newly issued shares of beneficial interest, with a par value of $.10 per share, of EuroFund to be issued to Pan-European Growth for distribution to the stockholders of Pan-European Growth. A vote in favor of this proposal will constitute a vote in favor of termination of Pan-European Growth as a series of Mercury Funds and termination of Master Pan-European Growth as a series of Mercury Master Trust; and

     (2) to transact such other business as properly may come before the meeting or any adjournment thereof.

     This transaction outlined in proposal 1 above is referred to herein as the “Reorganization.”

     The Special Meeting of Stockholders of Pan-European Growth will be held on Tuesday, July 13, 2004, for the purpose of obtaining stockholder approval of the Reorganization (the “Meeting”).

     This Proxy Statement and Prospectus sets forth the information about EuroFund that a stockholder of Pan-European Growth should know before considering the transaction proposed herein and should be retained for future reference. Pan-European Growth has authorized the solicitation of proxies in connection with the above described Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     The Board of Directors of Mercury Funds has fixed the close of business on May 14, 2004 as the record date (the “Record Date”) for the determination of stockholders entitled to notice of and to vote at the Meeting and at any adjournment(s) thereof. Stockholders on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights. As of the Record Date, Pan-European Growth had outstanding [________________] shares of common stock.

(continued on following page)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Proxy Statement and Prospectus is June 5, 2004.

     With this Proxy Statement and Prospectus you will also be receiving the following documents:

  Prospectus of EuroFund, dated February 26, 2004, (the “EuroFund Prospectus”); and
  Annual Report to Shareholders of EuroFund for the fiscal year ended October 31, 2003 (the “EuroFund Annual Report”).

     The EuroFund Prospectus and the EuroFund Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that each of these documents is legally considered to be part of this Proxy Statement and Prospectus.

     Certain other documents containing information about EuroFund and Pan-European Growth have been filed with the Securities and Exchange Commission (the “Commission”) and may be obtained, without charge, by writing to EuroFund or Pan-European Growth at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, or by calling 1-800-995-6526. These documents are:

  Statement of Additional Information of EuroFund, dated February 26, 2004, (the “EuroFund Statement”);
  Prospectus and Statement of Additional Information relating to Pan-European Growth, each dated September 17, 2003 (the “Pan-European Growth Prospectus” and “Pan-European Growth Statement,” respectively);
  Annual Report to Stockholders of Pan-European Growth for the fiscal year ended May 31, 2003 (the “Pan-European Growth Annual Report”);
  Semi-Annual Report to Stockholders of Pan-European Growth for the six months ended November 30, 2003 (the “Pan-European Growth Semi-Annual Report”); and
  Statement of Additional Information relating to this Proxy Statement and Prospectus, dated June 5, 2004 (the “Reorganization Statement of Additional Information”).

     The Pan-European Growth Prospectus, the Pan-European Growth Annual Report and the Reorganization Statement of Additional Information are also incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Reorganization Statement of Additional Information, other material incorporated herein by reference, and other information regarding EuroFund and Pan-European Growth.

     The address of the principal executive offices of EuroFund and Pan-European Growth is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

TABLE OF CONTENTS

INTRODUCTION	1
Certain Defined Terms Used in this Proxy Statement and Prospectus	1

SUMMARY	2
The Reorganization	2
What will Shareholders of Pan-European Growth Receive in the Reorganization?	2
What are the Reasons for the Reorganization?	2
Fee Tables	3

RISK FACTORS AND SPECIAL CONSIDERATIONS	11

COMPARISON OF THE FUNDS	14
Financial Highlights	14
Investment Objectives and Policies	20
Investment Restrictions	20
Management	20
Purchase of Shares	20
Redemption of Shares	21
Exchange of Shares	21
Performance	22
Code of Ethics	23
Shareholder Rights	23
Dividends	23
Automatic Dividend Reinvestment Plan	23
Automatic Investment Plans	23
Systematic Withdrawal Plans	24
Tax Information	24
Portfolio Transactions	25
Portfolio Turnover	25
Additional Information	25

THE REORGANIZATION	27
General	27
Procedure	27
Terms of the Agreement and Plan	28
Potential Benefits to Shareholders of Pan-European Growth as a Result of the Reorganization	29
Tax Consequences of the Reorganization	30
Capitalization	31

INFORMATION CONCERNING THE SPECIAL MEETING	32
Date, Time and Place of Meeting	32
Solicitation, Revocation and Use of Proxies	32
Record Date and Outstanding Shares	32
Security Ownership of Certain Beneficial Owners and Management of EuroFund and Pan-European Growth	32
Voting Rights and Required Vote	33

ADDITIONAL INFORMATION	33

LEGAL PROCEEDINGS	34

LEGAL OPINIONS	34

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INDEPENDENT AUDITORS	34

STOCKHOLDER MEETING	34

STOCKHOLDER PROPOSALS	34

EXHIBIT I – AGREEMENT AND PLAN OF REORGANIZATION	I-1

EXHIBIT II – SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND REGISTERED OWNERS OF SHARES OF EUROFUND AND PAN-EUROPEAN GROWTH	II-1

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INTRODUCTION

     This Proxy Statement and Prospectus is furnished to the stockholders of Pan-European Growth in connection with the solicitation of proxies on behalf of the Board of Directors of Mercury Funds for use at the Meeting to be held at the offices of Merrill Lynch Investment Managers, L.P. (“MLIM”), 800 Scudders Mill Road, Plainsboro, New Jersey on Tuesday, July 13, 2004, at 9:00 a.m. Eastern time. The mailing address for EuroFund and Pan-European Growth is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is June 11, 2004.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of Pan-European Growth at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted “FOR” approval of the Agreement and Plan.

     Consummation of the Reorganization requires, among other things, the affirmative vote of the stockholders of Pan-European Growth representing a majority of the outstanding shares of Pan-European Growth entitled to vote on the Reorganization. In order for approval to occur at the meeting, a quorum must be present in person by proxy. All classes of shares of Pan-European Growth will vote together as a single class in whether to approve the Reorganization. The Boards of Mercury Funds, Mercury Master Trust and EuroFund together may amend the Agreement and Plan and change the terms of the Reorganization at any time prior to approval by the stockholders of Pan-European Growth. See “Information Concerning the Special Meeting.”

     This Proxy Statement and Prospectus is being used to solicit the vote of the stockholders of Pan-European Growth. The Board of Directors of Mercury Funds knows of no business other than that described above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of EuroFund under the Securities Act of 1933 (the “Securities Act”), in connection with the issuance of shares of beneficial interest of EuroFund pursuant to the terms of the Agreement and Plan.

     EuroFund and Pan-European Growth are sometimes referred to herein individually as a “Fund” and collectively as the “Funds,” as the context requires. The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund” or the “Pro Forma EuroFund Combined Fund.”

     Pan-European Growth is a “feeder” fund that invests all of its assets in a “master” portfolio, Master Pan-European Growth, a series of Mercury Master Trust, which is organized as a Delaware statutory trust. Master Pan-European Growth has the same investment objective and strategies as Pan-European Growth. All investments are made and all portfolio management occurs at the master portfolio level. This structure is sometimes called a “master/feeder” structure. The investment results of Pan-European Growth will correspond directly to the investment results of Master Pan-European Growth. For simplicity, this Proxy Statement and Prospectus uses the term “Pan-European Growth” to include Master Pan-European Growth. Pan-European Growth is the only feeder fund of Master Pan-European Growth and owns all of the outstanding beneficial interests of Master Pan-European Growth.

SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, attached hereto as Exhibit I.

The Reorganization

     The Board of Trustees of EuroFund, the Board of Directors of Mercury Funds on behalf of Pan-European Growth and the Board of Trustees of Mercury Master Trust on behalf of Master Pan-European Growth (each, a “Board” and, collectively, the “Boards”) unanimously approved the Reorganization at meetings held in February 2004.

     Following the Reorganization, Pan-European Growth will be terminated as a series of Mercury Funds and Master Pan-European Growth will be terminated as a series of Mercury Master Trust.

What will Shareholders of Pan-European Growth Receive in the Reorganization?

     If the Agreement and Plan is approved and the Reorganization is consummated:

  You will become a shareholder of EuroFund; and
  You will receive shares of EuroFund of the same class that have the same aggregate net asset value as the shares of Pan-European Growth that you held immediately prior to the Reorganization.

     No sales charge or fee of any kind will be charged to shareholders of Pan-European Growth in connection with their receipt of shares of beneficial interest of EuroFund in the Reorganization.

     The Reorganization has been structured with the intention that it qualify as a tax-free reorganization for Federal income tax purposes. See “The Reorganization — Tax Consequences of the Reorganization.” You should consult your tax adviser regarding the tax effects of the Reorganization in light of your individual circumstances.

What are the Reasons for the Reorganization?

     The Board of Mercury Funds, including all of the Directors who are not “interested persons” of Mercury Funds as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), has determined that the Reorganization is in the best interests of Pan-European Growth, and that the interests of the shareholders of Pan-European Growth with respect to net asset value will not be diluted as a result of effecting the Reorganization. However, a shareholder of Pan-European Growth will likely hold a lower percentage of ownership in the Combined Fund than such shareholder holds in Pan-European Growth prior to the Reorganization.

     In reaching its conclusions, the Boards of Mercury Master Trust on behalf of Pan-European Growth and Master Pan European Growth on behalf of Mercury Funds considered a number of factors, including the following:

     After the Reorganization, shareholders of Pan-European Growth will remain invested in a diversified open-end fund with a substantially larger combined asset base;
  are likely to benefit from a lower operating expense ratio, as a percentage of net assets, as shareholders of the Combined Fund;
  are expected to benefit from greater flexibility in portfolio management as shareholders of the larger Combined Fund due to a larger asset base; and
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  may continue to redeem their shares or exchange them into certain other mutual funds advised by MLIM, or its affiliates.

     See “Fee Tables” below and “The Reorganization — Potential Benefits to Shareholders of Pan-European Growth as a Result of the Reorganization.”

     If all of the requisite approvals are obtained with respect to the Reorganization, it is anticipated that the Reorganization will occur as soon as practicable after such approvals, provided that the Funds have obtained an opinion of counsel concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan. Under the Agreement and Plan, the Reorganization may be abandoned at any time (whether before or after approval by the shareholders of Pan-European Growth) prior to the Closing Date (as defined below), or the Closing Date may be postponed, (i) by mutual consent of the Boards of EuroFund, Mercury Funds and Mercury Master Trust; (ii) by the Board of Mercury Funds on behalf of Pan-European Growth if any condition of Pan-European Growth’s obligations have not been fulfilled or waived by such Board; (iii) by the Board of EuroFund if any condition of EuroFund’s obligations have not been fulfilled or waived by such Board; or (iv) by the Board of Master Pan-European Growth if any condition of Master Pan-European Growth’s obligations have not been fulfilled or waived by such Board. The Boards of Mercury Funds, Mercury Master Trust and EuroFund may together amend the Agreement and Plan to change the terms of the Reorganization at any time prior to the approval thereof by the shareholders of Pan-European Growth.

Fee Tables

     The fee tables below provide information about the fees and expenses attributable to each class of the Funds, assuming the Reorganization had taken place on October 31, 2003, and the estimated pro forma fees and expenses attributable to each class of shares of the of the Pro Forma EuroFund Combined Fund. Future fees and expenses may be greater or less than those indicated below.

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Fee Table for Class A and Class B Shareholders of EuroFund, Pan-European Growth and
the Pro Forma EuroFund Combined Fund as of October 31, 2003 (unaudited)

	Class A Shares			Class B Shares(b)
	Actual		Pro Forma EuroFund Combined Fund	Actual		Pro Forma EuroFund Combined Fund(b)
	Pan-European Growth	EuroFund		Pan-European Growth(b)	EuroFund(b)
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%(c)	5.25%(c)	5.25%(c)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)	None(d)	None(d)	4.00%(c)	4.00%(c)	4.00%(c)
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None	None	None	None	None	None
Redemption Fee(e)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(f)	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%
Other Expenses (including transfer agency fees)(g)	0.63%	0.33%	0.32%	0.66%	0.37%	0.36%
Administrative Fees(h)	0.25%	None	None	0.25%	None	None

Total Annual Fund Operating Expenses	1.88% (i)	1.33%	1.32%	2.66% (i)	2.12%	2.11%

_______________________

See footnotes on page 5.

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Fee Table for Class C, Class I and Class R Shareholders of EuroFund, Pan-European Growth and
the Pro Forma EuroFund Combined Fund as of October 31, 2003 (unaudited)

	Class C Shares			Class I Shares			Class R Shares (j)
	Actual		Pro Forma EuroFund Combined Fund	Actual		Pro Forma EuroFund Combined Fund	Actual	Pro Forma EuroFund Combined Fund
	Pan-European Growth	EuroFund		Pan-European Growth	EuroFund		EuroFund
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	5.25%(c)	5.25%(c)	5.25%(c)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%(c)	1.00%(c)	1.00%(c)	None(d)	None(d)	None(d)	None	None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None	None	None	None	None	None	None	None
Redemption Fee(e)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(f)	1.00%	1.00%	1.00%	None	None	None	0.50%	0.50%
Other Expenses (including transfer agency fees)(g)	0.67%	0.37%	0.36%	0.63%	0.33%	0.32%	0.33%	0.32%
Administrative Fees(h)	0.25%	None	None	0.25%	None	None	None	None

Total Annual Fund Operating Expenses	2.67% (i)	2.12%	2.11%	1.63% (i)	1.08%	1.07%	1.58%	1.57%

(a)

Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares; for instance, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

(b)	Class B shares automatically convert to Class A shares about eight years after initial purchase and will no longer be subject to distribution fees.

(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).

(d)	A stockholder may pay a deferred sales charge if such shareholder purchases $1 million or more and redeems within one year.

(e)	Effective June 30, 2004, a 2.00% redemption fee may be charged on redemptions from either Fund made within 30 days of purchase.

(f)	EuroFund and Pan-European Growth each call the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Prospectuses of the Funds and all other Fund materials. If a stockholder holds Class B shares, Class C shares or Class R shares over time, it may cost that shareholder more in distribution and account maintenance (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.

(g)	Financial Data Services, Inc., an affiliate of both MLIM and Merrill Lynch Investment Managers International Limited, provides transfer agency services to EuroFund and Pan-European Growth and will provide such services to the Pro Forma EuroFund Combined Fund. The Funds each pay a fee for these services. Each Fund’s investment adviser, and/or their affiliates, also provide certain accounting services to the respective Fund and each Fund reimburses its investment adviser, and/or its affiliates, for such services.

(h)	Pursuant to an administration agreement between FAM and Pan-European Growth, FAM receives a monthly fee at the annual rate of 0.25% of the average daily net assets of Pan-European Growth.

(i)	A portion of the total operating expenses incurred by Pan-European Growth are actually incurred by Master Pan-European Growth. As a feeder fund that invests in Master Pan-European Growth, Pan-European Growth incurs its proportionate share of the expenses incurred by the master, including the investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.

(j)	Pan-European Growth does not offer Class R shares.

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EXAMPLES:

These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that you will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class A

Pan-European Growth	$706	$1,085	$1,488	$2,610
EuroFund	$653	$ 924	$1,216	$2,042
Pro Forma EuroFund Combined Fund*	$652	$ 921	$1,210	$2,032

Class B

Pan-European Growth	$669	$1,126	$1,610	$2,804	**
EuroFund	$615	$ 964	$1,339	$2,250	**
Pro Forma EuroFund Combined Fund*	$614	$ 961	$1,334	$2,240	**

Class C

Pan-European Growth	$370	$ 829	$1,415	$3,003
EuroFund	$315	$ 664	$1,139	$2,452
Pro Forma EuroFund Combined Fund*	$314	$ 661	$1,134	$2,441

Class I

Pan-European Growth	$682	$1,012	$1,365	$2,356
EuroFund	$629	$ 850	$1,089	$1,773
Pro Forma EuroFund Combined Fund*	$628	$ 847	$1,084	$1,762

Class R

EuroFund	$161	$ 499	$ 860	$1,878
Pro Forma EuroFund Combined Fund*	$160	$ 496	$ 855	$1,867

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class A

Pan-European Growth	$706	$1,085	$1,488	$2,610
EuroFund	$653	$ 924	$1,216	$2,042
Pro Forma EuroFund Combined Fund*	$652	$ 921	$1,210	$2,032

Class B

Pan-European Growth	$269	$ 826	$1,410	$2,804	**
EuroFund	$215	$ 664	$1,139	$2,250	**
Pro Forma EuroFund Combined Fund*	$214	$ 661	$1,134	$2,240	**

Class C

Pan-European Growth	$270	$ 829	$1,415	$3,003
EuroFund	$215	$ 664	$1,139	$2,452
Pro Forma EuroFund Combined Fund*	$214	$ 661	$1,134	$2,441

Class I

Pan-European Growth	$682	$1,012	$1,365	$2,356
EuroFund	$629	$ 850	$1,089	$1,773
Pro Forma EuroFund Combined Fund*	$628	$ 847	$1,084	$1,762

Class R

EuroFund	$161	$ 499	$ 860	$1,878
Pro Forma EuroFund Combined Fund*	$160	$ 496	$ 855	$1,867

*	Assuming the Reorganization had taken place on October 31, 2003.
**	Assumes conversion to Class A shares approximately eight years after purchase.

     The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a shareholder of Pan-European Growth or EuroFund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or

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future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization — Potential Benefits to Shareholders of Pan-European Growth as a Result of the Reorganization,” “Comparison of the Funds — Management,” “ — Purchase of Shares” and “ — Redemption of Shares.”

EuroFund	EuroFund was organized under the laws of the Commonwealth of Massachusetts on March 11, 1986. EuroFund is a diversified, open-end investment company.

As of March 31, 2004, EuroFund had net assets of approximately
$647.9 million.

Pan-European Growth

Pan-European Growth is a series of Mercury Funds, which was organized under the laws of the State of Maryland on April 24, 1998. On September 8, 2000, Mercury Funds changed its name from Mercury Asset Management Funds, Inc. to Mercury Funds, Inc. In addition, on May 1, 2002, Pan-European Growth changed its name from Mercury Pan-European Growth Fund to Merrill Lynch Pan-European Growth Fund. Pan-European Growth is a diversified, open-end investment company.

As of March 31, 2004, Pan-European Growth had net assets of approximately $102.3 million.

Comparison of the Funds

Investment Objectives. The investment objectives of EuroFund and Pan-European Growth are substantially similar. EuroFund seeks to provide shareholders with capital appreciation primarily through investment in equities of corporations domiciled in European countries. Pan-European Growth seeks long-term capital growth through investments primarily in equity securities of companies located in Europe.

Investment Strategies. The investment strategies of Eurofund and Pan-European Growth are also substantially similar. EuroFund normally invests at least 80% of its assets in equity securities, including common stocks and convertible securities, of companies located in Europe. The Fund tries to choose investments that Fund management believes to be undervalued. EuroFund has no limits on the geographic asset distribution of its investments within Europe; however, a majority of the Fund’s assets will be invested in companies located in Western Europe. EuroFund may invest in other types of securities such as nonconvertible debt securities and nonconvertible preferred stocks, government and money market securities as a temporary measure for defensive purposes. EuroFund may also lend its portfolio securities and may use derivatives including, but not limited to, futures, options on futures, forwards, options and indexed securities. EuroFund normally invests a portion of its portfolio in U.S. dollars or short term interest bearing U.S. dollar denominated securities to provide for possible redemptions.

Pan-European Growth normally invests at least 80% of its assets in equity securities, including common stock, preferred stock and convertible securities, of companies located in Europe. The Fund invests primarily in stocks of companies located in European countries that Fund management believes are undervalued or have good prospects for earnings growth. Pan-European Growth invests primarily in securities of companies located in developed European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Pan-European Growth may also invest in securities of companies located in developing European countries, including, Bulgaria, the Czech Republic, Hungary, Poland, Romania, Slovakia, and the states that formerly comprised Yugoslavia and the Soviet Union. Pan-European Growth may invest in securities issued

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by companies of all sizes, but tends to focus on medium and large companies. Pan-European Growth may also lend its portfolio securities and invest in derivative securities including, but not limited to, futures, forwards, options, indexed and inverse securities and swaps. Pan-European Growth may also invest in short term instruments such as money market securities and repurchase agreements for temporary purposes or to meet redemptions.

Main Differences in Investment Strategy. The main differences in investment strategy between EuroFund and Pan-European Growth Fund are: (i) EuroFund uses a value investing style to choose investments while Pan-European Growth, although it does at times use a value investing style, may also choose investments that Fund management believes have good prospects for earnings growth; (ii) Eurofund invests in companies of any market capitalization while Pan-European Growth, although it may invest in companies of any size, tends to focus on investments in mid to large capitalization companies; and (iii) Eurofund may at times invest a substantial portion of its assets in convertible securities while Pan-European Growth invests in convertible securities only as a secondary investment strategy.

Portfolio Management. MLIM serves as the investment adviser to EuroFund. MLIM has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”), an affiliate, under which MLIM pays a fee for services it receives on behalf of EuroFund. This fee is paid out of, rather than in addition to, MLIM’s advisory fee. Pan-European Growth does not invest directly in portfolio securities and does not require investment advisory services because all portfolio management occurs at the Master Pan-European Growth level. Merrill Lynch Investment Managers International Limited (“MLIMIL”), an affiliate of MLIM, manages Master Pan-European Growth’s investments and MLIMIL has a sub-advisory agreement with Fund Asset Management, L.P (“FAM”) an affiliate of both MLIMIL and MLIM, under which MLIMIL may pay a fee for services it receives on behalf of Master Pan-European Growth. FAM also provides administrative services to Pan-European Growth pursuant to an administrative services agreement.

EuroFund and Master Pan-European Growth are both managed by a team of investment professionals who participate in the research process and stock selection. Hubert Aarts is primarily responsible for the day-to-day management of EuroFund, while Samuel Joab is primarily responsible for the day-to-day management of Master Pan-European Growth. Mr. Aarts is expected to be responsible for the day to day management of the Combined Fund following the Reorganization.

Advisory Fees. Pursuant to an investment advisory agreement between MLIM and EuroFund, EuroFund pays MLIM a monthly fee at the annual rate of 0.75% of the average daily net assets. Pursuant to an investment advisory agreement between MLIMIL and Mercury Master Trust on behalf of Master Pan-European Growth, Master Pan-European Growth pays MLIMIL a monthly fee at the annual rate of 0.75% of Master Pan-European Growth’s average daily net assets not exceeding $500 million and 0.70% of the Master Pan-European Growth’s average daily assets in excess of $500 million. The Combined Fund will pay MLIM a monthly fee at the annual rate of 0.75% of the Combined Fund’s average daily net assets. In addition, pursuant to a separate administration agreement between FAM and Pan European Growth, FAM receives a monthly administration fee at the annual rate of 0.25% of the average daily nets assets of Pan-European Growth. After the Reorganization, Pan-European Growth shareholders will no longer be subject to this administration fee. See “Summary — Fee Tables,” and “Comparison of the Funds — Management.”

Class Structure. EuroFund offers five classes of shares: Class A, Class B, Class C, Class I and Class R. Pan-European Growth currently offers four classes of shares: Class A, Class B, Class C and Class I. EuroFund’s Class A, Class B, Class C and

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Class I shares are similar to Pan-European Growth’s Class A, Class B, Class C and Class I shares, respectively, except that they represent ownership interests in a different investment portfolio. EuroFund also offers Class R shares to certain retirement plans. The sales charges and distribution (12b-1) fees attributable to Class A, Class B, Class C and Class I shares of EuroFund and Class A, Class B, Class C and Class I shares of Pan-European Growth are identical in all respects. See “Comparison of the Funds — Purchase of Shares,” “ — Redemption of Shares,” and “Additional Information — Shareholder Services.”

Overall Annual Expense Ratio. The table below shows the total operating expense ratio for each class of shares of Pan-European Growth and of EuroFund as of October 31, 2003 and, assuming the Reorganization had taken place on October 31, 2003, the estimated pro forma operating expense ratio for each class of shares of the Pro Forma EuroFund Combined Fund (in each case, including class specific distribution and account maintenance fees with respect to the Funds).

	Total Operating Expense Ratios
Fund	Class A	Class B	Class C	Class I	Class R
Pan-European Growth	1.88%	2.66%	2.67%	1.63%	*
EuroFund	1.33%	2.12%	2.12%	1.08%	1.58%
Pro Forma EuroFund Combined Fund**	1.32%	2.11%	2.11%	1.07%	1.57%

*	Pan-European Growth does not offer Class R shares.
**	Assumes the Reorganization had taken place on October 31, 2003.

Purchase of Shares. Shares of EuroFund are offered continuously for sale to the public in substantially the same manner as shares of Pan-European Growth. See “Comparison of the Funds — Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of EuroFund are the same as the redemption procedures for shares of Pan-European Growth. For purposes of computing any contingent deferred sales charge (“CDSC”) that may be payable upon disposition of shares of EuroFund distributed to Pan-European Growth shareholders in the Reorganization, the holding period of Pan-European Growth shares outstanding on the date the Reorganization takes place will be “tacked” onto the holding period of the shares of EuroFund distributed in the Reorganization. See “Comparison of the Funds — Redemption of Shares.”

Exchange of Shares. The exchange privilege for the Class A, Class B, Class C and Class I shares of EuroFund is identical to the exchange privilege for the Class A, Class B, Class C and Class I shares of Pan-European Growth. Shareholders of each Fund may exchange their shares for shares of the same class of other funds advised by MLIM, FAM or their affiliates (“MLIM/FAM advised funds”)

Dividends. Each Fund distributes its net investment income, if any, and net realized capital gains, if any, at least annually. See “Comparison of the Funds — Dividends and Distributions.”

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Net Asset Value. Pan-European Growth and EuroFund each determines the net asset value of each class of its shares once daily, Monday through Friday, as of the close of business on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading based on prices at the time of closing. The Funds compute net asset value per share in the same manner. See “Comparison of the Funds — Additional Information — Net Asset Value.”

Voting Rights. The corresponding voting rights of the shareholders of the Funds are substantially similar. See “Comparison of the Funds — Additional Information — Capital Stock.”

Other Significant Considerations. Shareholder services, available to Pan-European Growth and EuroFund shareholders are similar. See “Comparison of the Funds — Additional Information — Shareholder Services.” An automatic dividend reinvestment plan is available to shareholders of each Fund. The plans are similar. See “Comparison of the Funds — Automatic Dividend Reinvestment Plan.” Other shareholder services, including the provision of annual and semi-annual reports, are the same for both Funds. See “Comparison of the Funds — Additional Information — Shareholder Services.”

Tax Considerations	The Funds will receive an opinion of counsel with respect to the Reorganization to the effect that, among other things, neither EuroFund nor Pan-European Growth will recognize any gain or loss on the transaction, and no shareholder of Pan-European Growth will recognize any gain or loss upon receipt of shares of EuroFund. Consummation of the Reorganization is subject to the receipt of such opinion of counsel. See “The Reorganization — Tax Consequences of the Reorganization.” The Reorganization will not affect the status of EuroFund as a regulated investment company for Federal income tax purposes.

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RISK FACTORS AND SPECIAL CONSIDERATIONS

     Both Pan-European Growth and EuroFund are classified as diversified investment companies under the Investment Company Act. Many of the investment risks associated with an investment in EuroFund are substantially similar to those associated with an investment in Pan-European Growth. Such risks include market and selection risk, value investing style risk, foreign market and foreign economy risk, currency risk, emerging markets risk, convertible securities risk, securities lending risk, borrowing and leverage risk, as well as the risks associated with investing in derivatives (including but not limited to futures, forwards and options), Rule 144A securities and illiquid and restricted securities. EuroFund may also be subject to the risks associated with investing in warrants, depositary receipts, and small cap and emerging growth securities. Pan–European Growth may also be subject to the risks associated with investing in debt securities. The risk factors associated with an investment in EuroFund are set forth below. For more information concerning the risk factors applicable to an investment in EuroFund, please refer to the EuroFund Prospectus and the EuroFund Statement. For more information concerning the risk factors applicable to an investment in Pan-European Growth, please refer to the Pan-European Growth Prospectus and the Pan-European Growth Statement.

     Unless otherwise noted, Eurofund is subject to the following main investment risks. Other than value investing risk and the risks of investing in convertible securities, these are also main risks of Pan-European Growth.

     Market and Selection Risk — Market risk is the risk that a stock market in one or more countries in which a Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

     Value Investing Style Risk — Eurofund and Pan-European Growth may, at times, follow an investment style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other equity funds that use different investing styles. Eurofund is more exposed to this risk than is Pan-European Growth, which may also pursue a more growth oriented investing style.

     Foreign Market Risk — Since each Fund primarily invests in non-U.S. securities, it offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on non-U.S markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Funds are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may go up and down more than prices of securities traded in the United States.

     Foreign Economy Risk — Each Fund is subject to foreign economy risk. The economies of certain non-U.S. markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and may be more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

     Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, governments of certain countries may prohibit or impose substantial restrictions on investing in their capital markets or in certain industries. Any of these actions could affect security prices, impair a Fund’s ability to purchase or sell non-U.S. securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, and political and social instability. Legal remedies and enforcement procedures available to investors in foreign countries may be less extensive than those available to investors in the United States.

     Currency Risk — Securities in which each Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security

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denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

     Governmental Supervision and Regulation/Accounting Standards — Many non-U.S. governments may supervise and regulate stock exchanges, brokers and the sale of securities less stringently than the United States does. Some countries do not have the same laws to protect investors the way U.S. securities laws do. For example, some non-U.S. countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

     Certain Risks of Holding Fund Assets Outside the United States — Each Fund generally holds its non-U.S. securities and cash in non-U.S. banks and securities depositories. Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a non-U.S. bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain non-U.S. markets than in the United States. The increased expense of investing in non-U.S. markets reduces the amount the Funds can earn on its investments and typically results in a higher operating expense ratio for the Funds than for investment companies invested only in the United States.

     Settlement Risk — Settlement and clearance procedures in certain non-U.S. markets may differ significantly from those in the United States and may involve certain risks not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Fund could be liable to that party for any losses incurred.

     Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they may develop unevenly and/or may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since such markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

     Convertibles — Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

     Each Fund may also be subject to certain other risks associated with its investments or investment strategies, including:

     Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and

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there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

     Borrowing and Leverage Risk — The use of borrowing can create leverage. Leverage increases a Fund’s exposure to risk by increasing its total investments. If a Fund borrows money to make more investments than it otherwise could or to meet redemptions, and a Fund’s investments go down in value, a Fund’s losses will be magnified. Borrowing will cost a Fund interest expense and other fees. Certain securities that a Fund buys may create leverage, including, for example, options and indexed and inverse securities. Like borrowing, these investments may increase a Fund’s exposure to risk.

     Derivatives — Each Fund may use derivative instruments, including futures, forwards, options, indexed and inverse securities and swaps. Derivatives may allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

     Derivatives are volatile and involve significant risks, including:

  Credit Risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
  Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
  Leverage Risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
  Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
  Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

     Each Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and could be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. Neither Fund is required to use hedging and may choose not to do so.

     Illiquid Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily sell within seven days at current value. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

     Restricted Securities — Each Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the securities.

     Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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     Warrants — A warrant gives EuroFund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. EuroFund has no obligation to exercise the warrant and buy the stock. A warrant has value only if EuroFund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and EuroFund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

     Depositary Receipts — EuroFund may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence a similar ownership arrangement. EuroFund may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

     Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small caps and emerging growth securities requires a long term view.

     An investment in Pan-European Growth is subject to an additional risk described below, which is not applicable to an investment in EuroFund and will not be applicable to an investment in the Combined Fund.

     Debt Securities — Pan-European Growth may invest in debt securities that are issued together with a particular equity security. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

COMPARISON OF THE FUNDS

Financial Highlights

     EuroFund. The Financial Highlights table is intended to help you understand EuroFund’s financial performance for the periods shown. Certain information reflects financial results for a single EuroFund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of EuroFund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with EuroFund’s financial statements, is included in EuroFund’s Annual Report, which accompanies this Proxy Statement and Prospectus.

     The following per share data and ratios have been derived from information provided in the financial statements.

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EuroFund — Financial Highlights

	Class A‡					Class B
	For the Year Ended October 31,					For the Year Ended October 31,
	2003	2002	2001	2000	1999	2003	2002	2001	2000	1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of year	$ 10.67	$ 11.89	$ 14.40	$ 17.07	$ 17.39	$ 9.25	$ 10.25	$ 12.48	$ 15.15	$ 15.79

Investment income — net†	.20	.16	.18	.25	.24	.10	.03	.07	.12	.10
Realized and unrealized gain (loss) on investments and foreign currency transactions — net	2.14	(1.20)	(1.96)	(.08)	3.08	1.85	(1.00)	(1.70)	(.08)	2.76

Total from investment operations	2.34	(1.04)	(1.78)	.17	3.32	1.95	(.97)	(1.63)	.04	2.86

Less dividends and distributions:
Investment income — net	(.15)	(.18)	—	(.30)	(.60)	(.02)	(.03)	—	(.18)	(.46)
In excess of investment income — net	—	—	—	(.01)	—	—	—	—	— ††	—
Realized gain on investments – net	—	—	(.50)	(2.53)	(3.04)	—	—	(.41)	(2.53)	(3.04)
In excess of realized gain on investments — net	—	—	(.23)	—	—	—	—	(.19)	—	—

Total dividends and distributions	(.15)	(.18)	(.73)	(2.84)	(3.64)	(.02)	(.03)	(.60)	(2.71)	(3.50)

Net asset value, end of year	$12.86	$ 10.67	$ 11.89	$ 14.40	$ 17.07	$11.18	$ 9.25	$ 10.25	$ 12.48	$ 15.15

Total Investment Return:*
Based on net asset value per share	22.29%	(8.93%)	(13.18%)	1.32%	22.89%	21.19%	(9.51%)	(13.87%)	.48%	21.96%

Ratios To Average Net Assets:
Expenses	1.33%	1.31%	1.31%	1.22%	1.22%	2.12%	2.10%	2.08%	1.99%	2.00%

Investment income — net	1.78%	1.35%	1.36%	1.65%	1.48%	.98%	.30%	.62%	.90%	.70%

Supplemental Data:
Net assets, end of year (in thousands)	$280,223	$265,602	$276,919	$328,628	$363,422	$96,395	$108,337	$253,646	$481,876	$730,361

Portfolio turnover	64.01%	39.98%	37.77%	100.17%	61.12%	64.01%	39.98%	37.77%	100.17%	61.12%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.
‡	Prior to April 14, 2003, Class A shares were designated Class D.

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EuroFund — Financial Highlights (continued)

	Class C					Class I‡
	For the Year Ended October 31,					For the Year Ended October 31,
	2003	2002	2001	2000	1999	2003	2002	2001	2000	1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of year	$9.00	$ 10.03	$ 12.25	$ 14.93	$ 15.66	$10.80	$ 12.03	$ 14.56	$ 17.24	$ 17.52

Investment income — net†	.09	.05	.07	.11	.10	.23	.18	.22	.28	.28
Realized and unrealized gain (loss) on investments and foreign currency transactions — net	1.81	(1.00)	(1.67)	(.07)	2.72	2.17	(1.20)	(1.98)	(.07)	3.11

Total from investment operations	1.90	(.95)	(1.60)	.04	2.82	2.40	(1.02)	(1.76)	.21	3.39

Less dividends and distributions:
Investment income — net	(.07)	(.08)	—	(.19)	(.51)	(.19)	(.21)	—	(.35)	(.63)
In excess of investment income — net	—	—	—	— ††	—	—	—	—	(.01)	—
Realized gain on investments – net	—	—	(.42)	(2.53)	(3.04)	—	—	(.52)	(2.53)	(3.04)
In excess of realized gain on investments – net	—	—	(.20)	—	—	—	—	(.25)	—	—

Total dividends and distributions	(.07)	(.08)	(.62)	(2.72)	(3.55)	(.19)	(.21)	(.77)	(2.89)	(3.67)

Net asset value, end of year	$10.83	$ 9.00	$ 10.03	$ 12.25	$ 14.93	$13.01	$ 10.80	$ 12.03	$ 14.56	$ 17.24

Total Investment Return*:
Based on net asset value per share	21.29%	(9.59%)	(13.88%)	.49%	21.97%	22.57%	(8.68%)	(12.95%)	1.52%	23.25%

Ratios To Average Net Assets:
Expenses	2.12%	2.10%	2.10%	2.00%	2.01%	1.08%	1.06%	1.06%	.97%	.97%

Investment income — net	.99%	.48%	.58%	.88%	.67%	2.00%	1.46%	1.59%	1.84%	1.70%

Supplemental Data:
Net assets, end of year (in thousands)	$25,134	$24,153	$30,838	$43,736	$52,742	$221,888	$189,899	$281,109	$368,995	$567,273

Portfolio turnover	64.01%	39.98%	37.77%	100.17%	61.12%	64.01%	39.98%	37.77%	100.17%	61.12%

*	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.
‡	Prior to April 14, 2003, Class I shares were designated Class A.

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Financial Highlights (concluded)

     The following per share data and ratios have been derived from information provided in the financial statements.

	Class R For the Period January 3, 2003† to October 31, 2003
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.67

Investment income — net††	.25
Realized and unrealized gain on investments and foreign currency transactions — net	1.40

Total from investment operations	1.65

Net asset value, end of period	$11.32

Total Investment Return**:
Based on net asset value per share	17.06	%#

Ratios to Average Net Assets:
Expenses	1.58	%*

Investment Income — net	1.50	%*

Supplemental Data:
Net assets, end of period (in thousands)	$ —	†††

Portfolio turnover	64.01%

*	Annualized
**	Total Investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Amount is less than $1,000.
#	Aggregate total investment return.

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Pan-European Growth — Financial Highlights

     Pan-European Growth. The Financial Highlights table is intended to help you understand Pan-European Growth’s financial performance for the periods shown. Certain information reflects financial results for a single Pan-European Growth share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Pan-European Growth (assuming reinvestment of all dividends). The information, other than for the six months ended November 30, 2003 (which is unaudited), has been audited by Deloitte & Touche LLP whose report, along with Pan-European Growth’s financial statements, is included in Pan-European Growth’s Annual Report, which is available upon request.

     The following per share data and ratios have been derived from information provided in the financial statements.

Pan-European Growth — Financial Highlights

	Class A‡‡						Class B
	For the Six Months Ended November 30, 2003	For the Year Ended May 31,				For the Period Oct. 30, 1998† to May 31,	For the Six Months Ended November 30, 2003	For the Year Ended May 31,				For the Period Oct. 30, 1998† to May 31,
	(unaudited)	2003	2002	2001	2000	1999	(unaudited)	2003	2002	2001	2000	1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.71	$ 8.20	$ 9.23	$ 11.63	$ 10.30	$ 10.00	$7.53	$ 8.07	$ 9.16	$ 11.53	$ 10.25	$ 10.00

Investment income (loss) — net	(.01)††	.03††	— ††#	.01††	.01††	.07	(.04)††	(.02)††	(.06)††	(.07)††	(.08)††	.02
Realized and unrealized gain (loss) on investments and foreign currency transactions from the Portfolio — net	1.34	(.52)	(1.03)	(2.31)	1.51	.23	1.30	(.52)	(1.03)	(2.29)	1.50	.23

Total from investment operations	1.33	(.49)	(1.03)	(2.30)	1.52	.30	1.26	(.54)	(1.09)	(2.36)	1.42	.25

Less dividends and distributions:
In excess of Investment income — net	—	—	—	—	(.08)	—	—	—	—	—	(.03)	—
Realized gain on investments from the Portfolio — net	—	—	—	—	(.11)	—	—	—	—	—	(.11)	—
In excess of realized gain on investments from the Portfolio — net	—	—	—	(.10)	—	—	—	—	—	(.01)	—	—

Total dividends and distributions	—	—	—	(.10)	(.19)	—	—	—	—	(.01)	(.14)	—

Net asset value, end of period	$9.04	$ 7.71	$ 8.20	$ 9.23	$ 11.63	$ 10.30	$8.79	$7.53	$ 8.07	$ 9.16	$ 11.53	$ 10.25

Total Investment Return:**
Based on net asset value per share	17.25%‡	(5.98%)	(11.16%)	(19.90%)	14.69%	3.00%‡	16.73%‡	(6.69%)	(11.90%)	(20.50%)	13.87%	2.50%‡

Ratios To Average Net Assets:
Expenses†††	1.84%*	1.87%	1.66%	1.54%	1.49%	1.66%*	2.62%*	2.66%	2.44%	2.31%	2.26%	2.43%*

Investment income (loss) — net	(.31)%*	.42%	.05%	.12%	.08%	1.05%*	(1.12)%*	(.29)%	(.68)%	(.63)%	(.69)%	.36%*

Supplemental Data:
Net assets, end of period (in thousands)	$8,555	$9,812	$16,689	$33,425	$60,497	$83,316	$67,110	$65,880	$109,737	$185,558	$228,124	$286,612

Portfolio turnover of the Portfolio	27.12%	70.00%	33.45%	42.67%	55.61%	18.95%	27.12%	70.00%	33.45%	42.67%	55.61%	18.95%

*	Annualized
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the allocated expenses of Master Pan-European Growth Portfolio (referred to in table headlines and notes as the “Portfolio”).
‡	Aggregate total investment return.
‡‡	Prior to April 14, 2003, Class A shares were designated Class D.
#	Amount is less than $.01 per share.

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Pan-European Growth — Financial Highlights (concluded)

	Class C						Class I‡‡
	For the Six Months Ended November 30, 2003	For the Year Ended May 31,				For the Period Oct. 30, 1998† to May 31,	For the Six Months Ended November 30, 2003	For the Year Ended May 31,				For the Period Oct. 30, 1998† to May 31,
	(unaudited)	2003	2002	2001	2000	1999	(unaudited)	2003	2002	2001	2000	1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.53	$ 8.08	$ 9.16	$ 11.53	$ 10.25	$ 10.00	$7.75	$ 8.23	$ 9.23	$ 11.65	$ 10.31	$ 10.00

Investment income (loss) — net	(.04)††	(.02)††	(.06)††	(.07)††	(.08)††	.02	— ††	.06††	.03††	.04††	.04††	.08
Realized and unrealized gain (loss) on investments and foreign currency transactions from the Portfolio — net	1.31	(.53)	(1.02)	(2.30)	1.50	.23	1.35	(.54)	(1.03)	(2.32)	1.51	.23

Total from investment operations	1.27	(.55)	(1.08)	(2.37)	1.42	.25	1.35	(.48)	(1.00)	(2.28)	1.55	.31

Less dividends and distributions:
In excess of investment income — net	—	—	—	—	(.03)	—	—	—	—	—	(.10)	—
Realized gain on investments from the Portfolio — net	—	—	—	—	(.11)	—	—	—	—	—	(.11)	—
In excess of realized gain on investments from the Portfolio — net	—	—	—	—	—	—	—	—	—	(.14)	—	—

Total dividends and distributions	—	—	—	—	(.14)	—	—	—	—	(.14)	(.21)	—

Net asset value, end of period	$8.80	$ 7.53	$ 8.08	$ 9.16	$ 11.53	$ 10.25	$9.10	$ 7.75	$ 8.23	$ 9.23	$ 11.65	$ 10.31

Total Investment Return:**
Based on net asset value per share	16.87%‡	(6.81)%	(11.79%)	(20.56%)	13.82%	2.50%‡	$17.42%‡	(5.83%)	(10.83%)	(19.73%)	14.99%	3.10%‡

Ratios To Average Net Assets:
Expenses†††	2.63%*	2.67%	2.44%	2.31%	2.26%	2.43%*	1.59%*	1.63%	1.41%	1.29%	1.24%	1.41%*

Investment income (loss) — net	(1.12)%*	(.31)%	(.72)%	(.64%)	(.70)%	.35%*	(.07)%*	.81%	.34%	.37%	.36%	1.42%*

Supplemental Data:
Net assets, end of period (in thousands)	$23,196	$23,113	$ 38,263	$ 77,601	$ 127,779	$142,727	$10,093	$9,636	$13,587	$24,382	$ 39,657	$ 39,781

Portfolio turnover of the Portfolio	27.12%	70.00%	33.45%	42.67%	55.61%	18.95%	27.12%	70.00%	33.45%	42.67%	55.61%	18.95%

*	Annualized
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the allocated expenses of Master Pan-European Growth Portfolio (referred to in table headlines and notes as the “Portfolio”).
‡	Aggregate total investment return.
‡‡	Prior to April 14, 2003, Class I shares were designated Class A.

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Investment Objectives and Policies

     The investment objectives of EuroFund and Pan-European Growth are substantially similar. EuroFund seeks to provide shareholders with capital appreciation primarily through investment in equities of companies domiciled in European countries. Pan-European Growth seeks long-term capital growth through investments primarily in equity securities of companies located in Europe. Each Fund also uses substantially similar, although not identical, investment policies in seeking to achieve its objective. See “How the Fund Invests” in the EuroFund Prospectus and the Pan-European Growth Prospectus.

Investment Restrictions

     Pan-European Growth and EuroFund have the same investment restrictions. See “Risk Factors and Special Considerations” herein and “Investment Objective and Policies — Investment Restrictions” in the Pan-European Growth and EuroFund Statements.

Management

     Management and Advisory Arrangements. MLIM serves as the investment adviser to EuroFund. MLIM has a sub-advisory agreement with MLAM U.K., an affiliate, under which MLIM pays MLAM U.K. a fee out of its management fee for services it receives on behalf of EuroFund. Pan-European Growth does not invest directly in portfolio securities and does not require investment advisory services because all portfolio management occurs at the Master Pan-European Growth level. MLIMIL manages Master Pan-European Growth’s investments and MLIMIL has a sub-advisory agreement with FAM, an affiliate, under which MLIMIL may pay a fee for services it receives on behalf of Master Pan-European Growth. FAM also provides administrative services to Pan-European Growth pursuant to an administrative services agreement.

     Advisory Fees. Pursuant to an investment advisory agreement between MLIM and EuroFund, EuroFund pays MLIM a monthly fee at the annual rate of 0.75% of the average daily net assets. Pursuant to an investment advisory agreement between MLIMIL and Mercury Master Trust, Mercury Master Trust pays MLIMIL a monthly fee at the annual rate of 0.75% of Master Pan-European Growth’s average daily net assets not exceeding $500 million and 0.70% of Master Pan-European Growth’s net average daily assets exceeding $500 million. In addition, pursuant to a separate administration agreement between FAM and Mercury Funds, FAM receives a monthly administration fee at the annual rate of 0.25% of the average daily nets assets of Pan-European Growth.

      The Combined Fund will pay MLIM a monthly advisory fee at the annual rate of 0.75% of the Combined Fund’s average daily net assets. The Combined Fund will not have an administration fee; therefore, after the Reorganization, Pan-European Growth shareholders will no longer be subject to an administration fee.

Purchase of Shares

     The class structure and purchase and distribution procedures for shares are substantially similar for both Pan-European Growth and for EuroFund. EuroFund currently offers five classes of shares of beneficial interest. Pan-European Growth currently offers four classes of shares of common stock. EuroFund’s Class A, Class B, Class C and Class I shares are substantially similar to Pan-European Growth’s Class A, Class B, Class C and Class I shares, respectively, except that they represent ownership interests in a different investment portfolio. EuroFund also offers Class R shares to certain retirement plans. The sales charges attributable to Class A, Class B, Class C and Class I of Eurofund are identical to the sales charges attributable to Class A, Class B, Class C and Class I of Pan-European Growth, and the distribution and/or account maintenance (12b-1) fees attributable to Class A, Class B and Class C of Eurofund are identical to the distribution and/or account maintenance (12b-1) fees attributable to Class A, Class B and Class C of Pan-European Growth. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto for EuroFund and Pan-European Growth, see “Your Account — Merrill Lynch Select PricingSM System of Shares” and “ — How to Buy, Sell, Transfer and Exchange Shares” and “ — How Shares are Priced” in the EuroFund Prospectus and in the Pan-European Growth Prospectus.

     Sales Charges; 12b-1 Fees. Class A and Class I shares of EuroFund and Pan-European Growth are sold subject to a front-end sales charge, and Class B and Class C shares of EuroFund and Pan-European Growth are subject to a CDSC. Under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act, EuroFund pays fees in connection with account maintenance for Class A, Class B, Class C and Class R shares and in connection with distribution for Class B, Class C and Class R shares (“12b-1 fees”), and Pan-European Growth pays 12b-1 fees in connection with account maintenance for Class A, Class B and Class C shares and in connection with distribution for Class B and Class C shares. Set forth below is a comparison of the 12b-1 fees as well as the maximum applicable sales charges for shares of EuroFund and Pan-European Growth:

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12b-1 Annual Fee Rates and Sales Charges
(as a percentage of average daily net assets of the applicable share class)

	Account Maintenance Fee		Distribution Fee		Maximum Front-End Sales Charge[1] or CDSC[2]
Share Class	EuroFund	Pan-European Growth	EuroFund	Pan-European Growth	EuroFund	Pan-European Growth
Class A Shares	.25%	.25%	None	None	5.25%	5.25%

Class B Shares	.25%	.25%	.75%	.75%	4.0%	4.0%

Class C Shares	.25%	.25%	.75%	.75%	1.0%	1.0%

Class I Shares	None	None	None	None	5.25%	5.25%

Class R Shares	.25%	N/A	.25%	N/A	None	N/A

1

Class A shares and Class I shares of EuroFund and Pan-European Growth are subject to a front-end sales charge. See “Purchase of Shares — Initial Sales Charge Alternatives — Class A and Class I Shares” in Part II of the EuroFund Statement and the Pan-European Growth Statement.

2

Class B shares and Class C shares of EuroFund and Pan-European Growth are subject to a CDSC. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in Part II of the EuroFund Statement and the Pan-European Growth Statement.

 Redemption of Shares

     The redemption procedures for shares of EuroFund are the same as the redemption procedures for shares of Pan-European Growth. For purposes of computing any CDSC that may be payable upon disposition of shares of EuroFund distributed to Pan-European Growth shareholders in the Reorganization, the holding period of Pan-European Growth shares outstanding on the date the Reorganization takes place will be tacked to the holding period of the shares of EuroFund distributed in the Reorganization. See “Your Account — Merrill Lynch Select PricingSM System,” “ — How to Buy, Sell, Transfer and Exchange Shares,” “ — How Shares are Priced” and “ — Participation in Fee-Based Programs” in the EuroFund Prospectus and in the Pan-European Growth Prospectus.

Exchange of Shares

     The exchange privilege for the Class A, Class B, Class C and Class I shares of EuroFund is identical to the exchange privilege for the Class A, Class B, Class C and Class I shares of Pan-European Growth. U.S. shareholders of Class A, Class B, Class C and Class I shares of each Fund have an exchange privilege with certain other MLIM/FAM-advised funds, including Summit Cash Reserves Fund (“Summit”), a series of Financial Institutional Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated for exchange by holders of Class A, Class B, Class C, and Class I shares of MLIM/FAM-advised funds. Class I shareholders of each Fund may exchange their Class I shares for Class I shares of a second MLIM/FAM-advised fund if the shareholder holds any Class I shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class I shares of the second fund. If the Class I shareholder wants to exchange Class I shares for shares of a second MLIM/FAM-advised fund, and the shareholder does not hold Class I shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second MLIM/FAM-advised fund at any time as long as, at the time of the exchange, the shareholder holds Class I shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class I shares of the second fund. Class A, Class B and Class C shares will be exchangeable with shares of the same class of other MLIM/FAM-advised funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the

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previously owned shares of a Fund is “tacked” to the holding period of the newly acquired shares of the other fund. Class A, Class B, Class C and Class I shares also will be exchangeable for shares of certain MLIM/FAM-advised funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class I shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares used in an exchange must have been held by the shareholder for at least 15 days.

Performance

     The following tables provide performance information for each class of shares of each Fund, including and excluding maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance. For more information concerning the performance of EuroFund, please refer to the EuroFund Prospectus, the EuroFund Statement and the EuroFund Annual Report. For more information concerning the performance of Pan-European Growth, please refer to the Pan-European Growth Prospectus, the Pan-European Growth Statement and the Pan-European Growth Annual Report.

EuroFund
Average Annual Total Return

	Class A Shares**		Class B Shares		Class C Shares		Class I Shares**		Class R Shares†
Period	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)	Without Sales Charge (%)
One Year Ended 10/31/03	15.87	22.29	17.19	21.19	20.29	21.29	16.13	22.57	—
Five Years Ended 10/31/03	2.67	3.78	2.71	2.97	2.97	2.97	2.93	4.04	—
Ten Years Ended 10/1/03	—	—	9.14	9.14	—	—	9.69	10.28	—
Inception (10/21/94) to 10/31/03	8.96	9.62	—	—	8.75	8.75	—	—	—
Inception (1/3/03) to 10/31/03	—	—	—	—	—	—	—	—	17.06

Pan-European Growth
Average Annual Total Return

	Class A Shares**		Class B Shares		Class C Shares		Class I Shares**
Period	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)	With Sales Charge* (%)	Without Sales Charge (%)
One Year Ended 10/31/03	20.10	26.75	21.63	25.63	24.60	25.60	20.26	26.93
Five Years Ended 10/31/03	-3.38	-2.33	-3.50	-3.11	-3.11	-3.11	-3.16	-2.10
Inception (10/30/98) through 10/31/03	-3.38	-2.33	-3.30	-3.11	-3.11	-3.11	-3.15	-2.10

*	Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class I shares is 5.25%. The maximum CDSC on Class B shares is 4.00% and is reduced to 0% after six years. Class C shares are subject to a 1.00% CDSC for one year.
**	Prior to April 14, 2003, Class A shares were designated Class D, and Class I shares were designated Class A.
†	Aggregate total return since inception (January 3, 2003). Pan-European Growth does not offer Class R shares.

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Code of Ethics

     Each Board has approved the same Code of Ethics under Rule 17j-1 of the Investment Company Act, which covers the Fund, the Fund’s investment adviser, the Fund’s sub-adviser and FAM Distributors, Inc., each Fund’s Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the respective Fund.

Shareholder Rights

     Shareholders of EuroFund are entitled to one vote for each share held and fractional votes for fractional shares held and will be entitled to vote on the election of Trustees and any other matter submitted to a shareholder vote. Neither Pan-European Growth nor EuroFund intends to hold annual meetings of shareholders. Voting rights for Directors/Trustees are not cumulative. Shares of EuroFund to be issued to shareholders of Pan-European Growth in the Reorganization will be fully paid and non-assessable, will have no preemptive rights, and will have the conversion rights described in this Proxy Statement and Prospectus and in the EuroFund Prospectus. Each share of EuroFund is entitled to participate equally in dividends declared by the Fund and in the net assets of the Fund on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class A, Class B and Class C shares bear certain additional expenses. See “Shareholders’ Meetings” below for additional information. Rights attributable to shares of Pan-European Growth are similar to those described above.

     Eurofund is a Massachusetts business trust. Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, Eurofund’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Eurofund and provides for indemnification and reimbursement of expenses out of Eurofund’s property for any shareholder held personally liable for the obligations of Eurofund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Eurofund itself would be unable to meet its obligations. Given the nature of Eurofund's assets and operations, the possibility of its being unable to meet its obligations is remote and the risk to its shareholders is remote.

Dividends

     It is the intention of each Fund to distribute substantially all of its net investment income. Each Fund distributes dividends from net investment income, if any, at least annually. All net realized capital gains, if any, will be distributed to each Fund’s shareholders at least annually. From time to time, each Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year.

Automatic Dividend Reinvestment Plan

     EuroFund and Pan-European Growth each offers its shareholders an Automatic Dividend Reinvestment Plan (each, a “Plan” and collectively, the “Plans”) with the same terms. Pursuant to the Plans, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the EuroFund Prospectus and in the Pan-European Growth Prospectus.

     After the Reorganization, former shareholders of Pan-European Growth who elected to receive dividends in cash will continue to receive dividends in cash from the Combined Fund. Otherwise, dividends paid to all former Pan-European Growth shareholders will be automatically reinvested in shares of the Combined Fund. If a shareholder currently owns shares of EuroFund and shares of Pan-European Growth, after the Reorganization that shareholder’s election with respect to the dividends of EuroFund will control unless the shareholder specifically elects a different option.

Automatic Investment Plans

     A shareholder of each Fund may make additions to an account that is maintained at the Transfer Agent (an “Investment Account”) through a service known as the Automatic Investment Plan. Under the Automatic Investment Plan, a Fund is authorized, on a regular basis, to provide systematic additions to the Investment Account of such shareholder through charges of $50 or more to the regular bank account of the shareholder by either pre-authorized checks or automated clearing house debits. For investors who buy shares of a Fund through Merrill Lynch BlueprintSM Program, no minimum charge to the investor’s bank account is required. Alternatively, an investor that maintains a CMA® Account may arrange to have periodic investments made in a Fund in amounts of $100 ($1 or more for retirement accounts) or more through the CMA® Automated Investment Program.

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Systematic Withdrawal Plans

     A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders that have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from the shareholder’s account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of business on the NYSE on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed or the direct deposit will be made, on the next business day following redemption. When a shareholder makes systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder’s systematic withdrawal plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

     The maximum number of Class B or Class C shares that can be redeemed from an Investment Account annually will not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are normally redeemed. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares,” in the Pan-European Growth and Eurofund Statements. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, the shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Merrill Lynch Financial Advisor.

     Withdrawal payments generally should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder’s original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of a Fund from investors that maintain a systematic withdrawal plan unless such purchase is equal to at least one year’s scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Alternatively, a shareholder whose shares are held within a CMA® or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA® Systematic Redemption Program or the redemption program of the Retirement Account. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder’s account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA® Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA® Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Advisor.

Tax Information

     The tax consequences associated with an investment in shares of Pan-European Growth are substantially similar to the tax consequences associated with an investment in shares of EuroFund. See “Your Account — Dividends and Taxes” in the EuroFund Prospectus, “Your Account — Dividends and Taxes” in the Pan-European Prospectus and “Summary — Tax Considerations” and “The Reorganization — Tax

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Consequences of the Reorganization” herein.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for EuroFund and Pan-European Growth. After the Reorganization, the Combined Fund will use the portfolio transaction procedures of EuroFund. For a discussion of EuroFund’s procedures, see “Portfolio Transactions and Brokerage” in the EuroFund Statement.

Portfolio Turnover

     While neither Fund generally expects to engage in trading for short term gains, each Fund will effect portfolio transactions without regard to holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund. The following table illustrates the portfolio turnover rates for each Fund for the last two fiscal years:

Fund	Portfolio Turnover Rate for Fiscal Year* Ended October 31, 2003/May 31, 2003	Portfolio Turnover Rate for Fiscal Year* Ended October 31, 2002/May 31, 2002
EuroFund	64.01%	39.98%
Pan-European Growth	70.0%	33.45%

*	The fiscal year end of EuroFund is October 31 and the fiscal year end of Pan-European Growth is May 31.

Additional Information

     Net Asset Value. Pan-European Growth and EuroFund each determines the net asset value of each class of its shares once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. Net asset value is computed by dividing the market value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time.

     Shareholder Services. Each Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. In addition, U.S. shareholders of Class A, Class B, Class C and Class I shares of each Fund have an exchange privilege with certain other MLIM/FAM-advised funds. For a description of these services, see “Comparison of the Funds — Exchange of Shares” in this Proxy Statement and Prospectus and see “Shareholder Services” in the EuroFund Statement.

     Custodian. Brown Brothers Harriman & Co. (“Brown Brothers”) acts as custodian for the cash and securities of EuroFund and Pan-European Growth. Brown Brothers’ principal business address is 40 Water Street, Boston, Massachusetts 02109. It is anticipated that Brown Brothers will serve as the custodian of the Combined Fund.

     Accounting Services. Each of EuroFund and Pan-European Growth has entered into an agreement with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services to EuroFund and Pan-European Growth. EuroFund and Pan-European Growth each pays a fee for these services. Prior to January 1, 2001, MLIM provided accounting services to EuroFund and MLIMIL provided accounting services to Pan-European Growth and each was reimbursed by the respective Fund at

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its cost in connection with such services. MLIM and MLIMIL continue to provide certain accounting services to EuroFund and Pan-European Growth, respectively, and the Funds reimburse MLIM and MLIMIL for these services.

     The table below shows the amounts paid by EuroFund to State Street and to MLIM for accounting services for the periods indicated.

EuroFund

Fiscal Year ended October 31,	Paid to State Street	Paid to the MLIM**

2003	$ 228,013	$ 12,330

2002	$ 280,796	$ 32,179

2001	$ 369,900*	$ 106,835

*	Represents payments pursuant to the agreement with State Street commencing on January 1, 2001.
**	MLIM is the manager for EuroFund.

     The table below shows the amounts paid by Pan-European Growth and Master Pan-European Growth to State Street and MLIMIL for the periods indicated:

	Pan-European Growth		Master Pan-European Growth

Fiscal year ended May 31,	Paid to State Street*	Paid to the Administrator***	Paid to State Street*	Paid to MLIMIL†

2003	$0	$ 0	$ 91,198	$ 3,400

2002	$0	$ 0	$125,899	$ 15,924

2001	$0**	$1,626	$ 68,062**	$126,023

*	For providing services to Pan-European Growth and Master Pan-European Growth.
**	Represents payments pursuant to the agreement with State Street effective January 1, 2001.
***	FAM is the Administrator for Pan-European Growth.
†	MLIMIL is the Investment Adviser for Master Pan-European Growth.

     Transfer Agent, Dividend Disbursing Agent and Registrar. Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, serves as the transfer agent, dividend disbursing agent and registrar with respect to EuroFund and Pan-European Growth (the “Transfer Agent”), pursuant to a separate registrar, transfer agency and service agreement with each of the Funds. Each Fund pays between $16.00 and $20.00 for each Class A or Class I shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. EuroFund also pays $16.00 for each Class R shareholder account. Each Fund reimburses FDS for certain transaction charges and out-of-pocket expenses incurred by FDS under the Transfer Agency Agreement. The following table sets forth the transfer agent fees paid by EuroFund and Pan-European Growth for the last three fiscal years:

	Fiscal Year*

Fund	2003	2002	2001

EuroFund	$1,202,549	$1,397,699	$2,029,313**

Pan-European Growth	$322,035	$442,179***	$438,382***

*	The fiscal year end of EuroFund is October 31 and the fiscal year end of Pan-European Growth is May 31.
**

During the period November 1, 2000 to June 30, 2001, EuroFund paid fees to FDS at lower rates than the ones currently in effect. If the current rates had been in effect for this period, the fees paid may have been higher. The current rates became effective on July 1, 2001.

***

During the fiscal year ended May 31, 2001 and the period June 1, 2001 to June 30, 2001, Pan-European Growth paid fees to FDS at lower rates than the ones currently in effect. If the current rates had been in effect for those periods, the fees paid may have been higher. The current rates became effective July 1, 2001.

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     Capital Stock. EuroFund currently offers five classes of shares of beneficial interest. Pan-European Growth currently offers four classes of shares of common stock. EuroFund’s Class A, Class B, Class C and Class I shares are identical to Pan-European Growth’s Class A, Class B, Class C and Class I shares, respectively, except that they represent ownership interests in a different investment portfolio. EuroFund also offers Class R shares to certain retirement plans. The sales charges attributable to Class A, Class B, Class C and Class I of Eurofund are identical to the sales charges attributable to Class A, Class B, Class C and Class I of Pan-European Growth, and the distribution and/or account maintenance (12b-1) fees attributable to Class A, Class B and Class C of Eurofund are identical to the distribution and/or account maintenance (12b-1) fees attributable to Class A, Class B and Class C of Pan-European Growth.

     Shareholder Inquiries. Shareholder inquiries with respect to EuroFund and Pan-European Growth may be addressed to the respective Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

THE REORGANIZATION

General

     Under the Agreement and Plan (attached hereto as Exhibit I), (i) Pan-European Growth will acquire substantially all of the assets, and assume substantially all of the liabilities of its master portfolio, Master Pan-European Growth, in return for all of its beneficial interests in Master Pan-European Growth; and (ii) EuroFund will acquire substantially all of the assets and assume substantially all of the liabilities of Pan-European Growth in exchange for newly issued shares of beneficial interest, with a par value of $.10 per share, of EuroFund to be issued to Pan-European Growth for distribution to the shareholders of Pan-European Growth. Upon receipt of such shares, Pan-European Growth will be terminated as a series of Mercury Funds and Master Pan-European Growth will be terminated as a series of Mercury Master Trust.

     Generally, the assets transferred by Pan-European Growth to EuroFund will equal all investments of Pan-European Growth held in its portfolio after the close of business on the NYSE on the business day prior to the date the Reorganization takes place (“Valuation Time”) and all other assets of Pan-European Growth as of such time.

     Shares of EuroFund will be distributed to shareholders of Pan-European Growth as follows: holders of Class A, Class B, Class C and Class I shares of Pan-European Growth as of the Valuation Time will be entitled to receive Class A, Class B, Class C and Class I shares, respectively, of EuroFund (the “Corresponding Shares”). The aggregate net asset value of the Corresponding Shares of EuroFund to be received by each shareholder of Pan-European Growth will equal the aggregate net asset value of the shares of Pan-European Growth owned by such shareholder as of the Valuation Time. See “Terms of the Agreement and Plan — Valuation of Assets and Liabilities” for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value and the shares of Pan-European Growth will be valued at net asset value, the interests of holders of shares of Pan-European Growth will not be diluted as a result of the Reorganization. Because the Combined Fund will have a larger asset base than Pan-European Growth as a result of the Reorganization, a shareholder of Pan-European Growth likely will hold a lower percentage of ownership in the Combined Fund than he or she owned in Pan-European Growth immediately prior to the Reorganization.

Procedure

     The Board of Mercury Funds, including all of the Directors who are not “interested persons” of Mercury Funds as defined in the Investment Company Act (the “non-interested Trustees”), after determining that the Reorganization is in the best interests of Pan-European Growth, and that the interests of the shareholders of Pan-European Growth with respect to net asset value will not be diluted as a result of effecting the Reorganization, unanimously approved the Agreement and Plan and the submission of such Agreement and Plan to the shareholders of Pan-European Growth for approval. The Board of EuroFund, including all of the non-interested Trustees, after determining that the Reorganization is in the best interests of EuroFund and that the interests of the shareholders of EuroFund with respect to net asset value will not be diluted as a result of effecting the Reorganization, unanimously approved the Agreement and Plan. The approval of the shareholders of EuroFund is not required.

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     If the shareholders of Pan-European Growth approve the Agreement and Plan at the Meeting, and all required regulatory approvals are obtained and certain conditions are either met or waived, it is presently anticipated that the Reorganization will take place as soon as practicable after such approval.

The Board of Pan-European Growth recommends that shareholders of Pan-European Growth approve the Agreement and Plan.

Terms of the Agreement and Plan

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, a copy of which is attached hereto as Exhibit I.

     Valuation of Assets and Liabilities. Full shares of EuroFund, and to the extent necessary, fractional shares of EuroFund, of an aggregate net asset value equal to the aggregate net asset value of the assets of Pan-European Growth acquired by EuroFund, determined as hereinafter provided, reduced by the amount of liabilities of Pan-European Growth assumed by EuroFund, shall be issued by EuroFund, in exchange for the transfer of the assets of Pan-European Growth to and the assumption of the liabilities of Pan-European Growth by EuroFund. The respective assets of the Funds will be valued as of the Valuation Time according to the procedures described in the EuroFund Prospectus. Such valuation and determination shall be made by EuroFund in cooperation with Pan-European Growth. Purchase orders for Pan-European Growth shares that have not been confirmed as of the Valuation Time will be treated as assets of Pan-European Growth for purposes of the Reorganization. Redemption requests that have not settled as of the Valuation Time will be treated as liabilities for purposes of the Reorganization.

     Distribution of Corresponding Shares. As soon as practicable after the Closing Date (the next full business day following the Valuation Time), Pan-European Growth will liquidate and distribute the Corresponding Shares of EuroFund received by it pro rata to its shareholders in exchange for such shareholders’ proportional interests in Pan-European Growth. The Corresponding Shares of EuroFund received by the shareholders will have the same aggregate net asset value as each such shareholder’s interest in Pan-European Growth held on the Closing Date. Generally, the liquidation and distributions will be accomplished by opening new accounts on the books of EuroFund in the names of the shareholders of Pan-European Growth and transferring to those shareholders’ accounts the shares of EuroFund representing such shareholders’ interests in Pan-European Growth.

     No sales charge or fee of any kind will be charged to shareholders of Pan-European Growth in connection with their receipt of Corresponding Shares of EuroFund in the Reorganization.

     Expenses. The expenses of the Reorganization that are directly attributable to Pan-European Growth are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be used in connection with the meeting of shareholders of Pan-European Growth to consider the Reorganization and the expenses related to the solicitation of proxies to be voted at that meeting. These expenses will be borne by Pan-European Growth. The expenses of the Reorganization that are directly attributable to EuroFund are expected to include the expenses incurred in printing sufficient copies of the EuroFund Prospectus and EuroFund Annual Report that will accompany the mailing of the Proxy Statement and Prospectus. These expenses will be borne by MLIM. Certain other expenses of the Reorganization, including expenses in connection with obtaining the opinion of counsel with respect to certain tax matters, the preparation of the Agreement and Plan, and legal, transfer agent and audit fees, will be borne equally by Pan-European Growth and MLIM (since MLIM has agreed to bear all Reorganization expenses attributable to EuroFund). The expenses of the Reorganization attributable to EuroFund (to be borne by MLIM) and to Pan-European Growth are currently estimated to be approximately $103,000 and $174,000, respectively.

     Required Approvals. Consummation of the Reorganization is conditioned upon the approval by the Boards, as well as the receipt of certain regulatory approvals. In addition, approval of the Agreement and Plan by Pan-European Growth requires the affirmative vote of the shareholders of Pan-European Growth representing a majority of the outstanding shares entitled to be voted thereon. All classes of shares of Pan-European Growth will vote together as a single class in whether to approve the Agreement and Plan. Approval of the shareholders of EuroFund is not required.

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     Deregistration and Termination. Following the transfer of the assets and liabilities of Pan-European Growth to EuroFund, each Pan-European Growth shareholder will receive shares of EuroFund. In addition, Pan-European Growth will terminate as a series of Mercury Funds in accordance with the laws of the State of Maryland and Master Pan-European Growth will terminate as a series of Mercury Master Trust in accordance with the laws of the State of Delaware.

     Amendments and Conditions. Prior to shareholder approval of the Reorganization, the Agreement and Plan may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants may be waived, by a written instrument executed by the Funds or, in the case of a waiver, by the Fund waiving compliance. At any time prior to the Closing Date, any of the terms or conditions of the Agreement and Plan may be waived by the Board of Mercury Funds on behalf of Pan-European Growth, Mercury Master Trust on behalf of Master Pan-European Growth or EuroFund (provided such Fund is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under the Agreement and Plan to the shareholders of the applicable Fund, on behalf of which such action is taken. In addition, the Board of each Fund has delegated to its investment adviser, MLIM or MLIMIL, as applicable, the ability to make non-material changes to the terms of the Reorganization, if MLIM or MLIMIL, as applicable, deems it to be in the best interests of the Fund to do so. The obligations of Pan-European Growth, Master Pan-European Growth and EuroFund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of the Reorganization by Pan-European Growth’s shareholders, an opinion of counsel being received as to certain tax matters and the continuing accuracy of various representations and warranties being confirmed by the respective parties. The Boards may amend the Agreement and Plan to change the terms of the Reorganization at any time prior to the approval thereof by the shareholders of Pan-European Growth.

     Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after adoption thereof by the shareholders of Pan-European Growth, prior to the Closing Date, or the Closing Date may be postponed with respect to the Reorganization: (i) by mutual consent of the Boards of EuroFund, Mercury Funds and Master Trust; (ii) by the Board of Mercury Funds if any condition of Pan-European Growth’s obligations with respect to the Reorganization has not been fulfilled or waived by such Board; (iii) by the Board of EuroFund if any condition of EuroFund’s obligations with respect to the Reorganization has not been fulfilled or waived by such Board; or (iv) by the Board of Master Trust if any condition of Master Trust obligations with respect to the Reorganization has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders of Pan-European Growth as a Result of the Reorganization

     MLIM and MLIMIL believe that the Reorganization will benefit the shareholders of each of the Funds. Following the Reorganization, (i) EuroFund shareholders will remain invested in a diversified, open-end fund that has greater net assets with no changes to its current investment objectives and management arrangements; and (ii) Pan-European Growth shareholders will become invested in a diversified, open-end fund that has greater net assets while maintaining a similar investment objective, similar investment strategies and the advisory fee rates and the same sales charges and account maintenance and distribution fees as it currently has, but will not be subject to an administration fee.

     MLIMIL believes that the Reorganization will benefit the shareholders of Pan-European Growth because certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees and other expenses will be spread across a larger asset base, thereby lowering the total operating expense ratio borne by shareholders of Pan-European Growth. MLIM believes that the Reorganization will not adversely affect the shareholders of EuroFund because the total operating expense ratio for the Combined Fund is expected to be slightly lower than the current total operating expense ratio for EuroFund (approximately 0.01%) and MLIM has agreed to bear the expenses of the Reorganization attributable to EuroFund.

     The table below sets forth the average net assets and total operating expense ratio of each of the Funds and the Combined Fund excluding any distribution and account maintenance fees.

	Average Net Assets as of October 31, 2003	Total Operating Expense Ratio
Pan-European Growth	$107,364,828	1.63%
EuroFund	$577,232,260	1.08%
Pro Forma EuroFund Combined Fund	$684,597,088	1.07%

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     If the Reorganization had taken place on October 31, 2003, the total operating expense ratio of the Combined Fund would be 0.56% lower than Pan-European Growth’s current total operating expense ratio and slightly lower than EuroFund’s current total operating expense ratio (approximately 0.01%). This information is based on the aggregate average net assets of the Funds; for information on a class basis, see “Fee Tables” starting at page 4.

     The following table sets forth the net assets of each of the Funds for each of their last three fiscal year ends and as of March 31, 2004.

Net Assets for the Dates Indicated

EuroFund			Pan-European Growth

As of 10/31/01		$842,512,196	As of 5/31/01		$320,965,974

As of 10/31/02		$587,990,715	As of 5/31/02		$178,276,414

As of 10/31/03		$623,639,782	As of 5/31/03		$108,440,914

As of 3/31/04	(unaudited)	$647,909,643	As of 3/31/04	(unaudited)	$102,297,421

     MLIMIL does not believe that Pan-European Growth is likely to attract significant assets and believes that it is likely to experience net redemptions resulting over time in a higher operating expense ratio. As discussed above, in the Reorganization, shareholders of Pan-European Growth should benefit by continuing to be invested in an open-end fund with a similar investment objective, similar investment strategies, a lower total operating expense ratio and a larger asset base that should allow greater flexibility in portfolio management.

Tax Consequences of the Reorganization

     Summary. Mercury Funds on behalf of Pan-European Growth, and EuroFund, will receive an opinion of counsel with respect to the Reorganization to the effect that, among other things, neither Fund will recognize any gain or loss on the transaction, and no shareholder of Pan-European Growth will recognize any gain or loss upon receipt of Corresponding Shares of EuroFund in the Reorganization.

     General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”). EuroFund and Pan-European Growth have elected and qualified for the special tax treatment afforded “regulated investment companies” under the Code, and EuroFund intends to continue to so qualify after the Reorganization. The Funds will receive an opinion of counsel to the effect that for Federal income tax purposes: (i) pursuant to Treasury Regulation section 301.7701-3(b)(1), the existence of Master Pan-European Growth as an entity independent of Pan-European Growth is disregarded for Federal income tax purposes and, therefore, the transfer of the assets and liabilities of Master Pan-European Growth to Pan-European Growth in return for all of Pan-European Growth's interest in Master Pan-European Growth will have no Federal income tax consequences; (ii) the transfer by Pan-European Growth of substantially all of its assets to EuroFund and the assumption by Eurofund of substantially all the liabilities of Pan-European Growth in exchange solely for Corresponding Shares of EuroFund as provided in the Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each Fund will be deemed to be a “party to a reorganization” within the meaning of Section 368(b); (iii) in accordance with Sections 357 and 361(a) of the Code, no gain or loss will be recognized by Pan-European Growth as a result of the transfer of its assets solely in exchange for shares of EuroFund or on the distribution of the Corresponding Shares of EuroFund to its shareholders under Section 361(c)(1); (iv) under Section 1032 of the Code, no gain or loss will be recognized by EuroFund on the receipt of assets of Pan-European Growth in exchange for Corresponding Shares of EuroFund; (v) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of Pan-European Growth on the receipt of Corresponding Shares of EuroFund in exchange for their shares of Pan-European Growth; (vi) in accordance with Section 362(b) of the Code, the tax basis of Pan-European Growth’s assets in the hands of EuroFund will be the same as the tax basis of such assets in the hands of Pan-European Growth immediately prior to the consummation of the Reorganization; (vii) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of EuroFund received by the shareholders of Pan-European Growth in the Reorganization (including fractional shares to which they may be entitled) will be equal, in the aggregate, to the tax basis of the shares of Pan-European Growth surrendered in exchange therefore; (viii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares of EuroFund (including fractional shares to which they may be entitled) will be determined by including the period for which such shareholder held shares of Pan-European Growth exchanged

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therefor, provided that such shares were held as a capital asset; (ix) in accordance with Section 1223 of the Code, EuroFund’s holding period with respect to Pan-European Growth’s assets transferred will include the period for which such assets were held by Pan-European Growth; and (x) the taxable years of Pan-European Growth will end on the effective date of the Reorganization, and, pursuant to Section 381(a) of the Code and regulations thereunder, EuroFund will succeed to and take into account certain tax attributes of Pan-European Growth, such as earnings and profits, capital loss carryovers and method of accounting.

     Under Section 381(a) of the Code, EuroFund will succeed to and take into account certain tax attributes of Pan-European Growth, including, but not limited to, earnings and profits, any capital loss carryovers and method of accounting. The Code, contains special limitations with regard to the use of capital loss and other similar items in the context of certain reorganizations, including tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to EuroFund. As of September 30, 2003, Pan-European Growth and EuroFund had significant undistributed net realized capital losses and net unrealized appreciation. After the Reorganization, and subject to certain limitations, shareholders of each Fund may benefit from the ability of the Combined Fund to use capital losses to offset any realized capital gains.

     Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

     Status as a Regulated Investment Company. Mercury Funds has elected and qualified Pan-European Growth to be taxed as a regulated investment company under Sections 851-855 of the Code. EuroFund has also elected and qualified to be taxed as regulated investment company under Sections 851-855 of the Code and, after the Reorganization, EuroFund intends to continue to so qualify.

Capitalization

      The following tables set forth as of October 31, 2003: (i) the capitalization of EuroFund, (ii) the capitalization of Pan-European Growth, and (iii) the pro forma capitalization of the Pro Forma EuroFund Combined Fund as adjusted to give effect to the Reorganization assuming the Reorganization was consummated as of that date.

Capitalization of EuroFund,
Pan-European Growth and Pro Forma EuroFund Combined Fund as of October 31, 2003
(unaudited)

EuroFund

	Class A	Class B	Class C	Class I	Class R
Net Assets:	$275,837,055	$94,886,813	$24,740,529	$218,415,221	$115.09
Shares Outstanding:	21,797,016	8,621,512	2,321,823	17,059,400	10.34
Net Asset Value Per Share:	$ 12.65	$ 11.01	$ 10.66	$ 12.80	$ 11.13

Pan-European Growth

	Class A	Class B	Class C	Class I	Class R*
Net Assets:	$8,232,769	$65,641,096	$22,784,756	$9,747,823	N/A
Shares Outstanding:	951,653	7,795,154	2,703,473	1,119,423	N/A
Net Asset Value Per Share:	$ 8.65	$ 8.42	$ 8.43	$ 8.71	N/A

*	Pan-European Growth does not offer Class R shares.

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Pro Forma EuroFund Combined Fund

	Class A	Class B	Class C	Class I	Class R
Net Assets:	$284,069,824	$160,527,909	$47,525,285	$228,163,044	$115.09
Shares Outstanding:	22,447,581	14,585,728	4,460,103	17,820,757	10.34
Net Asset Value Per Share:	$ 12.65	$ 11.01	$ 10.66	$ 12.80	$ 11.13

INFORMATION CONCERNING THE SPECIAL MEETING

Date, Time and Place of Meeting

     The Meeting will be held on Tuesday, July 13, 2004, at the offices of Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey at 9:00 a.m. Eastern time.

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Pan-European Growth. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Agreement and Plan.

     It is not anticipated that any other matters will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of Pan-European Growth at the close of business on the Record Date are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, the number of shares issued, outstanding and entitled to vote was ___________________.

Security Ownership of Certain Beneficial Owners and Management of EuroFund and Pan-European Growth

     At the Record Date, the Trustees and officers of EuroFund as a group owned in the aggregate less than 1% of the outstanding shares of EuroFund and owned in the aggregate less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

     To the knowledge of EuroFund, as of the Record Date, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of EuroFund.

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     At the Record Date, the Directors and officers of Pan-European Growth as a group owned in the aggregate less than 1% of the outstanding shares of Pan-European Growth and owned in the aggregate less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

     To the knowledge of Pan-European Growth, as of the Record Date, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of Pan-European Growth.

Voting Rights and Required Vote

     For purposes of this Proxy Statement and Prospectus, each share of each class of Pan-European Growth is entitled to one vote. Approval of the Agreement and Plan by Pan-European Growth requires the affirmative vote of the shareholders of Pan-European Growth representing a majority of the outstanding shares of Pan-European Growth entitled to be voted thereon. All classes of shares of Pan-European Growth will vote together as a single class in approving the Agreement and Plan. A vote of the shareholders of EuroFund is not required.

     Shareholders of Pan-European Growth are not entitled to appraisal rights in connection with the Reorganization. However, any shareholder of Pan-European Growth may redeem his or her respective shares prior to the Reorganization.

     A quorum for purposes of the Meeting consists of one-third of the shares of Pan-European Growth entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for the Meeting, a quorum of the shareholders of Pan-European Growth is not present or if a quorum is present but sufficient votes in favor of the Agreement and Plan are not received from the shareholders of Pan-European Growth, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of Pan-European Growth present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of Pan-European Growth’s shareholders.

ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by Pan-European Growth. Pan-European Growth will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of Pan-European Growth and will reimburse certain persons that the Fund may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of the Fund. See “The Reorganization — Terms of the Agreement and Plan of Reorganization — Expenses.”

     In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of Mercury Funds on behalf of Pan-European Growth. Pan-European Growth has retained Georgeson Shareholder, with offices at 17 State Street, New York, New York 10004, to aid in the solicitation of proxies at a cost of approximately $7,500, plus out-of-pocket expenses, which are estimated to be $15,877.

     Broker-dealer firms, including Merrill Lynch, holding shares of Pan-European Growth in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the proposal (“broker non-votes”) will be counted as present for the purposes of determining a quorum. Such abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto that the Funds have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

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     Each Fund files reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by each Fund can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained from the public reference section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the Commission.

LEGAL PROCEEDINGS

     There are no material legal proceedings to which Pan-European Growth, Master Pan-European Growth or EuroFund is a party.

LEGAL OPINIONS

     Certain legal matters in connection with the Reorganization will be passed upon for EuroFund by Sidley Austin Brown & Wood LLP (“Sidley Austin”), 787 Seventh Avenue, New York, New York 10019 and for Pan-European Growth and Master Pan-European Growth by Shearman & Sterling LLP (“Shearman & Sterling”), 599 Lexington Avenue, New York, New York 10022. Certain matters of Massachusetts law in connection with the Reorganization will be passed upon for EuroFund by Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110-1726. Certain matters of Delaware law in connection with the Reorganization will be passed upon for Master Pan-European Growth by Richards, Layton & Finger, P.A., One Rodney Square, Wilmington, Delaware 19899-0551. Certain matters of Maryland law in connection with the Reorganization will be passed upon for Pan-European Growth by Sidley Austin Brown & Wood LLP, 1501 K Street N.W., Washington, D.C. 20005. Certain tax matters in connection with the Reorganization will be passed upon by Sidley Austin, counsel to EuroFund and special tax counsel to Pan-European Growth and Master Pan-European Growth.

INDEPENDENT AUDITORS

     The financial highlights of the Funds, included in this Proxy Statement and Prospectus have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on its authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is 750 College Road East, Princeton, New Jersey 08540. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.

SHAREHOLDERS’ MEETINGS

     Shareholders of each of the Funds are entitled to one vote for each share held and fractional votes for fractional shares held and shareholders of each class are entitled to vote on any matter submitted to a shareholder vote by that class. Neither Fund intends to hold meetings of its shareholders in any year unless required under its governing documents or the Investment Company Act. Neither Fund’s governing documents require it to hold an annual meeting of shareholders. Each Fund will be required, however, to call special meetings of its shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements or certain distribution arrangements, or of a change in the fundamental policies, objectives or restrictions. Each Fund also would be required to hold a shareholders’ meeting to elect new Trustees or Directors at such time as less than a majority of the Trustees or Directors holding office have been elected by shareholders. The governing documents of each Fund provide that a shareholders’ meeting may be called with respect to the applicable Fund by a majority of the Trustees or Directors and shall be called by any Trustee or Director upon the written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called.

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SHAREHOLDER PROPOSALS

          A shareholder proposal intended to be presented at any subsequent meetings of shareholders of Pan-European Growth must be received by Pan-European Growth within a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury Funds in order to be considered in Pan-European Growth’s proxy statement and form of proxy relating to the meeting. The persons named as proxies in any future proxy materials of Pan-European Growth may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent meeting of the shareholders of Pan-European Growth if written notice of such proposal has not been received by Pan-European Growth within a reasonable time before Pan-European Growth begins to print and mail the proxy solicitation materials to be used in connection with such meeting. Written proposals with regard to Pan-European Growth should be sent to the Secretary of Mercury Funds, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. If the Reorganization is approved, the Meeting will be the last meeting for Pan-European Growth’s shareholders.

By Order of the Board of Directors,

Phillip S. Gillespie Secretary Mercury Funds, Inc.

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EXHIBIT I

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of the ___ day of June, 2004, by and among Merrill Lynch EuroFund, a Massachusetts business trust (“EuroFund”), Mercury Master Trust, a Delaware statutory trust, on behalf of Merrill Lynch Master Pan-European Growth Portfolio (“Master Pan-European Growth”), a series of Mercury Master Trust, and Mercury Funds, Inc., a Maryland corporation (“Mercury Funds”), on behalf of Merrill Lynch Pan-European Growth Fund (“Pan-European Growth”), a series of Mercury Funds. The term “Pan-European Growth,” when used herein, includes both Pan-European Growth and Mercury Funds; the term “Master Pan-European Growth,” when used herein, includes both Master Pan-European Growth and Mercury Master Trust.

PLAN OF REORGANIZATION

The reorganization is comprised of the following transactions: (i) Pan-European Growth will acquire substantially all of the assets and assume substantially all of the liabilities of its master portfolio, Master Pan-European Growth in return for all of its beneficial interests in Master Pan-European Growth, (ii) EuroFund will acquire substantially all of the assets and liabilities of Pan-European Growth in exchange for newly issued shares of beneficial interest, with a par value of $.10 per share, of EuroFund, (iii) the subsequent distribution of Corresponding Shares (as defined below) of EuroFund to Pan-European Growth Stockholders in exchange for their shares of common stock, with a par value of $.0001 per share, of Pan-European Growth and (iv) Mercury Funds will terminate Pan-European Growth as a series of Mercury Funds and Mercury Master Trust will terminate Master Pan-European Growth as a series of Mercury Master Trust, all upon and subject to the terms hereinafter set forth. The transactions described in this paragraph are collectively referred to as the “Reorganization.” EuroFund together with Pan-European Growth and Master Pan-European Growth are collectively referred to as the “Funds” or singularly as the “Fund” where applicable. The Board of Trustees of EuroFund and Master Pan-European Growth and the Board of Directors of Pan-European Growth are referred to collectively herein as the “Boards” or singularly as the “Board” where applicable. The members of a Fund’s Board who are not interested persons of that Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) shall be referred to herein as the “Independent Board Members”. Holders of shares are hereinafter referred to as “Stockholders.”

In the course of the Reorganization, shares of EuroFund will be distributed to Stockholders of Pan-European Growth as follows: holders of Class A, B, C and I shares of Pan-European Growth as of the Valuation Time (as defined in Section 4(c) of this Agreement) will be entitled to receive Class A, B, C and I shares, respectively, of EuroFund (“Corresponding Shares”). The same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, shall apply to the Corresponding Shares as applied to shares of Pan-European Growth as of the Valuation Time. The aggregate net asset value of the Corresponding Shares of EuroFund to be received by each stockholder of Pan-European Growth will equal the aggregate net asset value of the shares of Pan-European Growth owned by such stockholder as of the Valuation Time. In consideration therefor, on the Closing Date (as defined in Section 8 of this Agreement), EuroFund shall acquire substantially all of the assets of Pan-European Growth and assume substantially all of Pan-European Growth’s liabilities then

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existing, whether absolute, accrued, contingent or otherwise. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

As promptly as practicable after the consummation of the Reorganization, Pan-European Growth will be terminated as a series of Mercury Funds and Master Pan-European Growth will be terminated as a series of Mercury Master Trust.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and intending to be legally bound, EuroFund, Pan-European Growth and Master Pan-European Growth hereby agree as follows:

1. Representations and Warranties of Pan-European Growth.

Pan-European Growth represents and warrants to, and agrees with, Master Pan-European Growth and EuroFund that:

(a) Mercury Funds is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets, to transfer the assets and liabilities of Pan-European Growth to EuroFund and to carry out this Agreement. Pan-European Growth has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement. Pan-European Growth has been duly established in accordance with the terms of Mercury Funds’ Articles of Incorporation as a separate series of Mercury Funds.

(b) Mercury Funds is duly registered under the 1940 Act, as an open-end management investment company (File No. 811-08797), and such registration has not been revoked or rescinded and is in full force and effect. Mercury Funds has elected and qualified Pan-European Growth at all times since its inception for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code and intends to continue to so qualify Pan-European Growth through its taxable year ending on the Closing Date.

(c) As used in this Agreement, the term “Pan-European Growth Investments” shall mean (i) the investments of Pan-European Growth held either directly or indirectly through Master Pan-European Growth shown on the schedule of its investments as of the Valuation Time (as defined in Section 4 (c) of this Agreement) furnished to EuroFund pursuant to Section 11(b); and (ii) all other assets owned either directly or indirectly through Master Pan-European Growth or liabilities incurred either directly or indirectly through Master Pan-European Growth existing as of the Valuation Time.

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(d) Pan-European Growth has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) EuroFund has been furnished with a statement of assets and liabilities and a schedule of investments of Pan-European Growth, each as of May 31, 2003, said financial statements having been examined by Deloitte & Touche LLP, independent public accountants. EuroFund also has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Pan-European Growth, each as of November 30, 2003. An unaudited statement of assets and liabilities and an unaudited schedule of investments of Pan-European Growth, each as of the Valuation Time, will be furnished to EuroFund on or prior to the Closing Date for the purpose of determining the number of shares of EuroFund to be issued pursuant to Section 5 of this Agreement; and each will fairly present the financial position of Pan-European Growth as of the Valuation Time in conformity with accounting principles generally accepted in the United States of America applied on a consistent basis.

(f) EuroFund has been furnished with Pan-European Growth’s Annual Report to Stockholders for the fiscal year ended May 31, 2003 and Pan-European Growth’s Semi-Annual Report to Stockholders for the six months ended November 30, 2003. The financial statements appearing therein fairly present the financial position of Pan-European Growth as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States of America applied on a consistent basis.

(g) EuroFund has been furnished with the prospectus and statement of additional information of Pan-European Growth, each dated September 17, 2003. Such prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Pan-European Growth, threatened against it which assert liability on the part of Pan-European Growth, which materially affect its financial condition or its ability to consummate the Reorganization. Pan-European Growth is neither charged with nor, to the best of the knowledge of Pan-European Growth, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business other than such investigations or violations that would not have a material adverse effect on Pan-European Growth.

(i) There are no material contracts outstanding to which Pan-European Growth is a party that have not been disclosed in the N-14 Registration Statement (as defined in

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subsection (o) below) or will not otherwise be disclosed to EuroFund prior to the Valuation Time.

(j) Pan-European Growth is not a party to or obligated under any provision of its Articles of Incorporation, as amended, restated and supplemented, or its by-laws, as amended or any contract or other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(k) Pan-European Growth has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report, and those incurred in connection with the Reorganization. As of the Valuation Time, Pan-European Growth will advise EuroFund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to Pan-European Growth.

(l) Mercury Funds, on behalf of Pan-European Growth has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Pan-European Growth have been adequately provided for on its books, and no tax deficiency or liability of Pan-European Growth has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(m) At both the Valuation Time and the Closing Date, Pan-European Growth will have full right, power and authority to sell, assign, transfer and deliver the Pan-European Growth Investments. At the Closing Date, subject only to the delivery of the Pan-European Growth Investments as contemplated by this Agreement, Pan-European Growth will have good and marketable title to all of the Pan-European Growth Investments, and EuroFund will acquire all of the Pan-European Growth Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Pan-European Growth Investments or materially affect title thereto).

(n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Pan-European Growth of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) or that has been obtained, or will be obtained, prior to the Valuation Time.

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(o) The registration statement filed by EuroFund on Form N-14 relating to the shares of EuroFund to be issued pursuant to this Agreement, which includes the proxy statement of Pan-European Growth and the prospectus and statement of additional information of EuroFund (together, the “Proxy Statement and Prospectus”) with respect to the transactions contemplated herein, and any supplement or amendment thereto or to the documents therein (as amended, collectively the “N-14 Registration Statement”), on its effective date, at the time of the Stockholders meeting referred to in Section 7(a) of this Agreement and on the Closing Date, insofar as it relates to Pan-European Growth (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Pan-European Growth for use in the N-14 Registration Statement as provided in Section 7(d) of this Agreement.

(p) Mercury Funds is authorized to issue 11.4 billion shares of common stock, par value $0.0001 per share, of which Pan-European Growth is authorized to issue 400,000,000 shares of common stock, par value $0.0001 per share, which are divided into four classes designated as follows: 100,000,000 Class A shares, 100,000,000 Class B shares, 100,000,000 Class C shares and 100,000,000 Class I shares, each outstanding share of which is fully paid and nonassessable and has full voting rights.

(q) The books and records of Pan-European Growth made available to EuroFund, Master Pan-European Growth and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Pan-European Growth.

(r) Pan-European Growth will not sell or otherwise dispose of any of the Corresponding Shares of EuroFund to be received in the Reorganization, except in distribution to its Stockholders as provided herein.

(s) Pan-European Growth has no plan or intention to sell or otherwise dispose of its assets to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

(t) At or prior to the Closing Date, Pan-European Growth will have obtained any and all regulatory, Board, stockholder and other approvals necessary to effect the Reorganization as set forth herein.

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2. Representations and Warranties of EuroFund.

EuroFund represents and warrants to, and agrees with, Pan-European Growth and Master Pan-European Growth that:

(a) EuroFund is a trust with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. EuroFund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) EuroFund is duly registered under the 1940 Act as an open-end management investment company (File No. 811-4612), and such registration has not been revoked or rescinded and is in full force and effect. EuroFund has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

(c) EuroFund has full power and authority to enter into and perform its obligations under this Agreement. Stockholders of EuroFund are not required to approve the Reorganization. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(d) Pan-European Growth has been furnished with a statement of assets and liabilities and a schedule of investments of EuroFund, each as of October 31, 2003, said financial statements having been audited by Deloitte & Touche LLP, independent public accountants. Pan-European Growth also has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of EuroFund, each as of April 30, 2004. An unaudited statement of assets and liabilities of EuroFund and an unaudited schedule of investments of EuroFund, each as of the Valuation Time, will be furnished to Pan-European Growth at or prior to the Closing Date for the purpose of determining the number of shares of EuroFund to be issued pursuant to Section 5 of this Agreement; and each will fairly present the financial position of EuroFund as of the Valuation Time in conformity with accounting principles generally accepted in the United States of America applied on a consistent basis.

(e) Pan-European Growth has been furnished with EuroFund’s Annual Report to Shareholders for the year ended October 31, 2003. The financial statements appearing therein fairly present the financial position of EuroFund as of the dates indicated, in conformity with accounting principles generally accepted in the United States of America applied on a consistent basis.

(f) Pan-European Growth has been furnished with the prospectus and statement of additional information of EuroFund, each dated February 26, 2004. Such prospectus and

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statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(g) There are no material legal, administrative or other proceedings pending or, to the knowledge of EuroFund, threatened against it which assert liability on the part of EuroFund or which materially affect its financial condition or its ability to consummate the Reorganization. EuroFund is neither charged with nor, to the best of the knowledge of EuroFund, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business other than such investigations or violations that would not have a material adverse effect on EuroFund.

(h) There are no material contracts outstanding to which EuroFund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Pan-European Growth or Master Pan-European Growth prior to the Valuation Time.

(i) EuroFund is not a party to or obligated under any contract or other commitment or obligation, and is not subject to any order or decree and there is no provision of its Declaration of Trust, as amended, or its by-laws, as amended which would be violated by its execution of or performance under this Agreement.

(j) EuroFund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report and those incurred in connection with the Reorganization. As of the Valuation Time, EuroFund will advise Pan-European Growth in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to EuroFund.

(k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by EuroFund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws or that has been obtained, or will be obtained prior to the Valuation Time.

(l) The N-14 Registration Statement, on its effective date, at the time of the Stockholders meeting referred to in Section 7(a) of this Agreement and on the Closing Date, insofar as it relates to EuroFund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or

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omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by EuroFund for use in the N-14 Registration Statement as provided in Section 7(d) of this Agreement.

(m) EuroFund is authorized to issue an unlimited number of shares of beneficial interest, par value of $.10 per share, which have been divided into five classes, designated Class A, Class B, Class C, Class I and Class R shares. Each outstanding share is fully paid and nonassessable and has full voting rights.

(n) The EuroFund shares to be issued to Pan-European Growth and distributed to Stockholders of Pan-European Growth pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no stockholder of EuroFund will have any preemptive right of subscription or purchase in respect thereof.

(o) At or prior to the Closing Date, the EuroFund shares to be issued to Pan-European Growth and distributed to Stockholders of Pan-European Growth on the Closing Date will be duly qualified for offer and sale to the public in all states of the United States in which the sale of shares of Pan-European Growth presently are qualified, and there shall be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) The books and records of EuroFund made available to Pan-European Growth, Master Pan-European Growth and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of EuroFund.

(q) At or prior to the Closing Date, EuroFund will have obtained any and all regulatory, Board and other approvals, necessary to issue the Corresponding Shares of EuroFund to Pan-European Growth for distribution to the Stockholders of Pan-European Growth.

3. Representations and Warranties of Master Pan-European Growth

Master Pan-European Growth represents and warrants to, and agrees with Pan-European Growth and EuroFund that:

(a) Mercury Master Trust is a statutory trust duly organized, validly existing and in good standing in conformity with the laws of the State of Delaware. Master Pan-European Growth has the power to own all of its assets and to carry out this Agreement. Master Pan-European Growth has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement. Mercury Master Trust has qualified Master Pan-European Growth to be treated as a partnership for all tax years since inception and continuing through the taxable year ending upon liquidation.

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(b) Mercury Master Trust is duly registered under the 1940 Act as an open-end management investment company (File No. 811-09049), and such registration has not been revoked or rescinded and is in full force and effect. The assets of Master Pan-European Growth have been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if those requirements applied at the Master Pan-European Growth level at all times since its inception, and it intends to continue to meet such requirements through its taxable year ending upon liquidation.

(c) Master Pan-European Growth has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(d) EuroFund has been furnished with a statement of assets and liabilities and a schedule of investments of Master Pan-European Growth, each as of May 31, 2003, said financial statements having been examined by Deloitte & Touche LLP, independent public accountants. EuroFund also has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Master Pan-European Growth, each as of November 30, 2003.

(e) EuroFund has been furnished with the Registration Statement on Form N-1A of Master Pan-European Growth, as amended, dated September 22, 2003 and said registration statement does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading.

(f) There are no material legal, administrative or other proceedings pending or, to the knowledge of Master Pan-European Growth, threatened against it which assert liability on the part of Master Pan-European Growth or which materially affect its financial condition or its ability to consummate the Reorganization. Master Pan-European Growth is neither charged with nor, to the best of the knowledge of Master Pan-European Growth, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business other than such investigations or violations that would not have a material adverse effect on Master Pan-European Growth.

(g) There are no material contracts outstanding to which Master Pan-European Growth is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to EuroFund prior to the Valuation Time.

(h) Master Pan-European Growth is not a party to or obligated under any provision of its Declaration of Trust or its by-laws or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

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(i) Master Pan-European Growth has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Master Pan-European Growth’s most recent financial statements and those incurred in connection with the Reorganization. As of the Valuation Time, Master Pan-European Growth will advise EuroFund and Pan-European Growth in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(j) Mercury Master Trust on behalf of Master Pan-European Growth has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it.

(k) At both the Valuation Time and the Closing Date, Master Pan-European Growth will have the full right, power and authority to sell, assign, transfer and deliver its assets to Pan-European Growth. At the Closing Date, subject only to the delivery of its assets as contemplated by this Agreement, Master Pan-European Growth will have good and marketable title to all of its assets, and Pan-European Growth will acquire all of the assets free and clear of any encumbrances, liens or security interests and without any restrictions upon transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the assets or materially affect title thereto.)

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Master Pan-European Growth of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws or that has been obtained or will be obtained, prior to the Valuation Time.

(m) The N-14 Registration Statement, on its effective date, at the time of the Stockholders’ meeting referred to in Section 7(a) of this Agreement and on the Closing Date, insofar as it relates to Master Pan-European Growth (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Master Pan-European Growth for use in the N-14 Registration Statement as provided in Section 7(d) of this Agreement.

(n) The books and records of Master Pan-European Growth made available to Pan-European Growth, EuroFund and/or their counsel are substantially true and correct and

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contain no material misstatements or omissions with respect to the operations of Master Pan-European Growth.

(o) At both the Valuation Time and the Closing Date, Pan-European Growth will be the sole holder of beneficial interests of the Master Pan-European Growth series of Mercury Master Trust.

4. The Reorganization.

(a) Subject to receiving the requisite approval of the Stockholders of Pan-European Growth, and to the other terms and conditions contained herein, Master Pan-European Growth agrees to convey, transfer and deliver to Pan-European Growth and Pan-European Growth agrees to acquire from Master Pan-European Growth, on the Closing Date, substantially all of the assets of Master Pan-European Growth and assume substantially all of the liabilities of Master Pan-European Growth, in return solely for the beneficial interests of Master Pan-European Growth owned by Pan-European Growth. Pan-European Growth agrees to convey, transfer and deliver to EuroFund, and EuroFund agrees to acquire from Pan-European Growth, on the Closing Date, all of the Pan-European Growth Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of Pan-European Growth, in exchange solely for that number of Corresponding Shares of EuroFund calculated in accordance with Section 5 of this Agreement. Pursuant to this Agreement, on the Closing Date or as soon as practicable thereafter, Pan-European Growth will distribute all Corresponding Shares of EuroFund received by it to its Stockholders in exchange for their corresponding shares of Pan-European Growth. Such distribution shall be accomplished by the opening of stockholder accounts on the stock ledger records of EuroFund in the amounts due the Stockholders of Pan-European Growth based on their respective holdings in Pan-European Growth as of the Valuation Time.

(b) Pan-European Growth will pay or cause to be paid to EuroFund any interest or dividends it receives on or after the Closing Date with respect to the Pan-European Growth Investments transferred to EuroFund hereunder.

(c) The Valuation Time shall be 4:00 p.m. New York time, on , 2004, or such earlier or later day and time as may be agreed upon in writing (the “Valuation Time”).

(d) EuroFund will acquire substantially all of the assets of, and will assume substantially all of the liabilities of, Pan-European Growth. The known liabilities of Pan-European Growth as of the Valuation Time shall be confirmed in writing to EuroFund by Pan-European Growth pursuant to Section 1(k) of this Agreement.

(e) EuroFund and Pan-European Growth, will jointly file any and all such other instruments, including Articles of Transfer, as may be required by the State Department of Assessments and Taxation of Maryland to effect the transfer of the Pan-European Growth Investments to EuroFund.

(f) Following the distribution referred to in subparagraph 4(a) above, Pan-European Growth will be terminated as a series of Mercury Funds and Master Pan-European Growth will be terminated as a series of Mercury Master Trust.

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5. Issuance and Valuation of EuroFund Shares in the Reorganization.

Full shares of EuroFund, and to the extent necessary, any fractional shares of EuroFund, of an aggregate net asset value equal to the value of the assets of Pan-European Growth acquired by EuroFund, determined as hereinafter provided, reduced by the amount of liabilities of Pan-European Growth assumed by EuroFund, shall be issued by EuroFund in exchange for the transfer of the assets of Pan-European Growth and the assumption of the liabilities of Pan-European Growth. The net asset value of Pan-European Growth and EuroFund shall be determined as of the Valuation Time in accordance with the procedures described in the prospectus of EuroFund dated February 26, 2004. Such valuation and determination shall be made by EuroFund in cooperation with Pan-European Growth. EuroFund shall issue its Class A, Class B, Class C and Class I shares to Pan-European Growth by the opening of a stockholder account (one in respect of each Class) on the stock ledger records of EuroFund registered in the name of Pan-European Growth. Pan-European Growth shall distribute Corresponding Shares of EuroFund to its Stockholders by indicating the registration of such shares in the name of Pan-European Growth’s Stockholders in the amounts due such Stockholders based on their respective holdings in Pan-European Growth as of the Valuation Time.

6. Payment of Expenses.

(a) The expenses of the Reorganization that are directly attributable to Pan-European Growth will be deducted from the assets of Pan-European Growth as of the Valuation Time. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be used in connection with the meeting of Stockholders of Pan-European Growth to consider the Reorganization and the expenses related to the solicitation of proxies to be voted at that meeting. The expenses directly attributable to EuroFund are expected to include the expenses incurred in printing sufficient copies of EuroFund’s prospectus and Annual Report that will accompany the mailing of the Proxy Statement and Prospectus. The expenses of the Reorganization that are directly attributable to EuroFund will be borne by its investment adviser, Merrill Lynch Investment Managers, L.P. (“MLIM”). Certain other expenses of the Reorganization, including expenses in connection with obtaining the opinion of counsel with respect to certain tax matters, the preparation of this Agreement, legal, transfer agent and audit fees, will be borne equally by Pan-European Growth and MLIM.

(b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

7. Covenants of the Funds.

(a) Mercury Funds agrees to call a special meeting of the Stockholders of Pan-European Growth to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the approval of this Agreement, and it shall be a condition to the obligations of EuroFund, Pan-European Growth and Master Pan-European Growth that the holders of a majority of the shares of Pan-European Growth issued and outstanding and entitled to vote thereon, shall have approved this Agreement at such special meeting at or prior to the Valuation Time.

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(b) Each Fund covenants to operate its respective business as presently conducted between the date hereof and the Closing Date.

(c) (i) Mercury Funds agrees that following the Closing Date it will take such action as may be necessary to terminate Pan-European Growth as a series of Mercury Funds in accordance with the laws of the State of Maryland, (ii) Mercury Master Trust will take such action as may be necessary to terminate Master Pan-European Growth as a series of Mercury Master Trust in accordance with the laws of the State of Delaware, and (iii) Pan-European Growth will not make any distributions of any Corresponding Shares of EuroFund other than to its Stockholders and without first paying or adequately providing for the payment of all of its liabilities not assumed by EuroFund, if any, and on and after the Closing Date shall not conduct any business except in connection with its termination.

(d) EuroFund will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Pan-European Growth, Master Pan-European Growth and EuroFund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and applicable state securities laws.

(e) Pan-European Growth, Master Pan-European Growth and EuroFund each agree that by the Closing Date all of their Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, EuroFund, Master Pan-European Growth and Pan-European Growth agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. EuroFund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Pan-European Growth for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Pan-European Growth shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by or with respect to it with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, Pan-European Growth shall bear any expenses incurred by it (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date to the extent that Pan-European Growth accrued such expenses in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by MLIM at the time such tax returns and Forms 1099 are prepared.

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(f) Pan-European Growth agrees to mail to its Stockholders of record entitled to vote at the special meeting of Stockholders at which action is to be considered regarding this Agreement, in sufficient time to comply with applicable notice requirements, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) Following the consummation of the Reorganization, EuroFund expects to stay in existence and continue its business as an open-end management investment company registered under the 1940 Act.

(h) EuroFund agrees to comply with the record keeping requirements of Rule 17a-8(a)(5) under the 1940 Act after the Reorganization.

8. Closing Date.

(a) Delivery of the assets of Pan-European Growth to be transferred, together with any other Pan-European Growth Investments, and the Corresponding Shares of EuroFund to be issued to Pan-European Growth, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019, at 10:00 A.M. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Pan-European Growth and EuroFund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.” To the extent that any Pan-European Growth Investments, for any reason, are not transferable on the Closing Date, Pan-European Growth shall cause such Pan-European Growth Investments to be transferred to EuroFund’s account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

(b) Pan-European Growth will deliver to EuroFund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Pan-European Growth Investments delivered to EuroFund hereunder.

(c) As soon as practicable after the close of business on the Closing Date, Pan-European Growth shall deliver to EuroFund a list of the names and addresses of all of the Stockholders of record of Pan-European Growth on the Closing Date and the number of shares of common stock of Pan-European Growth owned by each such stockholder, certified to the best of its knowledge and belief by the transfer agent for Pan-European Growth or by its President.

9. Conditions of Pan-European Growth.

The obligations of Pan-European Growth hereunder shall be subject to the following conditions:

(a) (i) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Pan-European Growth by the vote required under the Pan-European Growth Articles of Incorporation, as amended, supplemented and restated, and the by-laws, as amended (“Pan-European Growth Charter Documents”),

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the 1940 Act and applicable Maryland law; and (B) the vote of a majority of the Independent Board Members of Pan-European Growth; (ii) that the Board of Pan-European Growth, including the Independent Board Members, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of Pan-European Growth and (B) the interests of Pan-European Growth’s existing shareholders will not be diluted as a result of the transactions contemplated by this Agreement; (iii) that this Agreement shall have been adopted, and the Reorganization shall have been approved by (A) the Board of EuroFund by the vote required under the EuroFund Declaration of Trust, as amended, and the by-laws, as amended and restated (the “EuroFund Charter Documents”), the 1940 Act and applicable Massachusetts law; and (B) the vote of a majority of Independent Board Members of EuroFund; (iv) that the Board of EuroFund, including the Independent Board Members, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of EuroFund and (B) the interests of EuroFund’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (v) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Master Pan-European Growth by the vote required under the Mercury Master Trust Declaration of Trust, the Certificate of Trust, as amended, and the by-laws; as amended and restated (the “Master Pan-European Growth Charter Documents”), the 1940 Act and applicable Delaware law; and (B) the vote of a majority of the Independent Board Members of Master Pan-European Growth; (vi) that the Board of Master Pan-European Growth, including the Independent Board Members, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the holders of interests in Master Pan-European Growth and (B) the interests of Master Pan-European Growth’s existing holders of interests will not be diluted as a result of the transactions contemplated by this Agreement; (vii) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the holders of a majority of the shares of common stock of Pan-European Growth issued and outstanding and entitled to vote thereon, voting together as a single class at a meeting of the Stockholders of Pan-European Growth, held at or prior to the Valuation Time; and (viii) that Master Pan-European Growth and EuroFund shall each have delivered to Pan-European Growth a copy of the resolutions approving this Agreement adopted by the respective Boards of Master Pan-European Growth and EuroFund, each certified by the respective Secretary of Master Pan-European Growth and EuroFund.

(b) That EuroFund shall have furnished to Pan-European Growth a statement of EuroFund’s assets and liabilities, with values determined as provided in Section 5 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on EuroFund’s behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by EuroFund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of EuroFund since the date of EuroFund’s most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

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(c) That EuroFund shall have furnished to Pan-European Growth a certificate signed by EuroFund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of EuroFund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that EuroFund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That Pan-European Growth shall have received an opinion of Sidley Austin Brown & Wood LLP, as counsel to EuroFund, in form and substance satisfactory to Pan-European Growth and dated the Closing Date, to the effect that (i) this Agreement represents a valid and binding contract of EuroFund, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (ii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the material provisions of any agreement (known to such counsel) to which EuroFund is a party or by which EuroFund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (iii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or United States governmental authority is required for the consummation by EuroFund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder (iv) the N-14 Registration Statement has been declared effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, as of its effective date, appears on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder (other than the financial statements and supporting schedules included or incorporated by reference therein or omitted therefrom as to which such counsel need express no opinion); (v) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents relating to EuroFund are accurate and fairly present the information required to be shown; (vi) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents relating to EuroFund related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vii) EuroFund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on EuroFund or its Stockholders; (viii) such counsel does not have actual knowledge of any

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material suit, action or legal or administrative proceeding pending or threatened against EuroFund, the unfavorable outcome of which would materially and adversely affect EuroFund; and (ix) such opinion is solely for the benefit of Pan-European Growth and its Directors and officers. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that they are relying on certificates of officers of EuroFund and MLIM with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing and qualification to do business as a foreign corporation and on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.

(f) That Pan-European Growth shall have received an opinion of Bingham McCutchen LLP, as special Massachusetts counsel to EuroFund, in form satisfactory to Pan-European Growth and dated the Closing Date, to the effect that (i) EuroFund is a trust with transferable shares of beneficial interest, validly existing in conformity with the laws of the Commonwealth of Massachusetts and duly authorized to transact business in the Commonwealth of Massachusetts; (ii) the Corresponding Shares of EuroFund to be delivered to the Stockholders of Pan-European Growth as provided for by this Agreement are duly authorized and, when issued and delivered pursuant to this Agreement against payment of the consideration set forth herein, will be validly issued and outstanding and fully paid and nonassessable by EuroFund (except for the possible liability of shareholders as set forth in the “Comparison of the Funds - Shareholder Rights” section of the N-14 Registration Statement) and no stockholder of EuroFund has any preemptive right to subscription or purchase in respect thereof (pursuant to the EuroFund Charter Documents or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement, to the extent Massachusetts law applies, has been duly authorized, executed and delivered by EuroFund; (iv) to the extent that Massachusetts law applies, the execution of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by EuroFund; (v) the execution and delivery of this Agreement by EuroFund and the consummation of the transactions contemplated hereby in accordance with the terms of this Agreement do not violate the Eurofond Charter Documents [Declaration of Trust, as amended, or the by-laws of EuroFund, as amended,] or, to the best of such counsel’s knowledge, Massachusetts law; and (vi) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any Massachusetts state court or governmental authority is required under Massachusetts law for the consummation by EuroFund of the Reorganization in accordance with the terms of this Agreement, except such as may be required under Massachusetts state securities laws about which such counsel need not express an opinion. Such opinion is solely for the benefit of Pan-European Growth and Master Pan-European Growth and their respective Directors/Trustees and officers. In giving the opinion set forth above, Bingham McCutchen LLP may state that it is relying on certificates of officers of MLIM, Financial Data Services, Inc. (“FDS”) and of EuroFund with regard to matters of fact and certain certificates and written statements of government officials with respect to the due organization, valid existence and good standing of EuroFund.

(g) That Pan-European Growth shall have received a letter from Sidley Austin Brown & Wood LLP, as counsel to EuroFund, in form and substance satisfactory to Pan-

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European Growth and dated the Closing Date, to the effect that (i) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that caused them to believe that, on the effective date of the N-14 Registration Statement, (1) the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact relating to EuroFund required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact relating to EuroFund necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; (ii) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to EuroFund, Pan-European Growth or Master Pan-European Growth contained or incorporated by reference in the N-14 Registration Statement; and (iii) such letter is solely for the benefit of the Directors and officers of Pan-European Growth. In giving the letter set forth above, Sidley Austin Brown & Wood LLP may state that they are relying on certificates of officers of EuroFund and MLIM with regard to matters of fact.

(h) That Pan-European Growth shall have received an opinion of Sidley Austin Brown & Wood LLP to the effect that for Federal income tax purposes (i) pursuant to Treasury Regulation section 301.7701-3(b)(1), the existence of Master Pan-European Growth as an entity independent of Pan-European Growth is disregarded for Federal income tax purposes and, therefore, the transfer of the assets and liabilities of Master Pan-European Growth to Pan-European Growth in return for all of Pan-European Growth’s beneficial interest in Master Pan-European Growth will have no Federal income tax consequences; (ii) the transfer by Pan-European Growth of substantially all of the Pan-European Growth Investments to EuroFund in exchange solely for Corresponding Shares of EuroFund as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code and Pan-European Growth and EuroFund will each be deemed to be a “party” to a reorganization within the meaning of Section 368(b) of the Code; (iii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Pan-European Growth as a result of the transfer of its assets solely in exchange for Corresponding Shares of EuroFund or on the distribution of these shares to its Stockholders under Section 361(c)(1) of the Code; (iv) under Section 1032 of the Code, no gain or loss will be recognized to EuroFund on the receipt of assets of Pan-European Growth in exchange for EuroFund shares; (v) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the Stockholders of Pan-European Growth on the receipt of Corresponding Shares of EuroFund in exchange for its shares of Pan-European Growth; (vi) in accordance with Section 362(b) of the Code, the tax basis of Pan-European Growth’s assets in the hands of EuroFund will be the same as the tax basis of such assets in the hands of Pan-European Growth immediately prior to the consummation of the Reorganization; (vii) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of EuroFund received by the Stockholders of Pan-European Growth in the Reorganization (including fractional shares to which they may be entitled) will be equal, in the aggregate, to the tax basis of the shares of Pan-European Growth surrendered in exchange; (viii) in accordance with Section 1223 of the Code, a

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stockholder’s holding period for the Corresponding Shares of EuroFund (including fractional shares to which they may be entitled) will be determined by including the period for which such stockholder held the shares of Pan-European Growth exchanged therefor, provided, that such Pan-European Growth shares were held as a capital asset; (ix) in accordance with Section 1223 of the Code, EuroFund’s holding period with respect to Pan-European Growth’s assets transferred will include the period for which such assets were held by Pan-European Growth; (x) the taxable year of Pan-European Growth will end on the Closing Date; and (xi) pursuant to Section 381(a) of the Code and regulations thereunder, EuroFund will succeed to and take into account certain tax attributes of Pan-European Growth, such as earnings and profits, capital loss carryovers and method of accounting.

(i) That all proceedings taken by EuroFund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Pan-European Growth and its counsel

(j) That the N-14 Registration Statement shall have been declared effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of EuroFund be contemplated by the Commission.

(k) That Pan-European Growth shall have received from Deloitte & Touche LLP a letter dated as of or within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated as of or within five days prior to the Closing Date, in form and substance satisfactory to Pan-European Growth, to the effect that (i) they are independent public accountants with respect to EuroFund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of EuroFund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by Pan-European Growth and described in such letter (but not an examination in accordance with auditing standards generally accepted in the United States of America) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of EuroFund included in the N-14 Registration Statement, and inquiries of certain officials of EuroFund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Pan-European Growth and described in such letter (but not an examination in accordance with auditing standards generally accepted in the United States of America), the information relating to EuroFund appearing in the N-14

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Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), has been obtained from the accounting records of EuroFund or from schedules prepared by officials of EuroFund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization with respect to Pan-European Growth under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of EuroFund or would prohibit the Reorganization.

(m) That Pan-European Growth shall have received from the Commission such orders or interpretations as Shearman & Sterling LLP, as counsel to Pan-European Growth, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

10. Conditions of Master Pan-European Growth

The obligations of Master Pan-European Growth hereunder shall be subject to the following conditions:

(a) (i) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Pan-European Growth by the vote required under the Pan-European Growth Charter Documents, the 1940 Act and applicable Maryland law; and (B) the vote of a majority of the Independent Directors of Pan-European Growth; (ii) that the Board of Pan-European Growth, including the Independent Directors, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of Pan-European Growth and (B) the interests of Pan-European Growth’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (iii) that this Agreement shall have been adopted, and the Reorganization shall have been approved by (A) the Board of EuroFund by the vote required under the EuroFund Charter Documents, the 1940 Act and applicable Massachusetts law; and (B) the vote of a majority of the trustees who are not interested persons as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”) of EuroFund; (iv) that the Board of EuroFund, including the Independent Trustees, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of EuroFund and (B) the interests of EuroFund’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (v) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Master Pan-European Growth by the vote required under the Master Pan-European Growth Charter Documents, the 1940 Act and applicable Delaware law; and (B) the vote of a majority of the Independent Trustees of Master Pan-European Growth;

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(vi) that the Board of Master Pan-European Growth, including the Independent Trustees, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of Master Pan-European Growth and (B) the interests of Master Pan-European Growth’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (vii) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the holders of a majority of the shares of common stock of Pan-European Growth issued and outstanding and entitled to vote thereon, voting together as a single class at a meeting of the Stockholders of Pan-European Growth, held at or prior to the Valuation Time; (viii) that Pan-European Growth and EuroFund shall each have delivered to Master Pan-European Growth a copy of the resolutions approving this Agreement adopted by the respective Boards of Pan-European Growth and EuroFund, each certified by the respective Secretary of Pan-European Growth and EuroFund; and (ix) that Pan-European Growth shall have delivered to Master Pan-European Growth a certificate setting forth the vote of Pan-European Growth Stockholders obtained, certified by the Secretary of Pan-European Growth.

(b) That EuroFund shall have furnished to Master Pan-European Growth a certificate signed by EuroFund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of EuroFund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that EuroFund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(c) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(d) That all proceedings taken by EuroFund and Pan-European Growth and their counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Master Pan-European Growth.

(e) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of EuroFund, be contemplated by the Commission.

(f) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of EuroFund, Pan-European Growth or Master Pan-European Growth or would prohibit the Reorganization.

11. Conditions of EuroFund.

The obligations of EuroFund hereunder shall be subject to the following conditions:

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(a) (i) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Pan-European Growth by the vote required under the Pan-European Growth Charter Documents, the 1940 Act and applicable Maryland law; and (B) the vote of a majority of the Independent Directors of Pan-European Growth; (ii) that the Board of Pan-European Growth, including the Independent Directors, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of Pan-European Growth and (B) the interests of Pan-European Growth’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (iii) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of EuroFund by the vote required under the EuroFund Charter Documents, the 1940 Act and applicable Massachusetts law; and (B) the vote of a majority of the Independent Trustees of EuroFund; (iv) that the Board of EuroFund, including the Independent Trustees, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of EuroFund and (B) the interests of EuroFund’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (v) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by (A) the Board of Master Pan-European Growth by the vote required under the Master Pan-European Growth Charter Documents, the 1940 Act and applicable Delaware law; and (B) the vote of a majority of the Independent Trustees of Master Pan-European Growth; (vi) that the Board of Master Pan-European Growth, including the Independent Trustees, shall have determined that (A) participation in the transactions contemplated by this Agreement is in the best interests of the Stockholders of Master Pan-European Growth and (B) the interests of Master Pan-European Growth’s existing Stockholders will not be diluted as a result of the transactions contemplated by this Agreement; (vii) that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the holders of a majority of the shares of common stock of Pan-European Growth issued and outstanding and entitled to vote thereon, voting together as a single class at a meeting of the Stockholders of Pan-European Growth, held at or prior to the Valuation Time; (viii) that Pan-European Growth and EuroFund shall each have delivered to Master Pan-European Growth a copy of the resolutions approving this Agreement adopted by the respective Boards of Pan-European Growth and EuroFund, each certified by the respective Secretary of Pan-European Growth and EuroFund; and (ix) that Pan-European Growth shall have delivered to Master Pan-European Growth a certificate setting forth the vote of the Pan-European Growth Stockholders obtained, certified by the Secretary of the Pan-European Growth.

(b) That Pan-European Growth shall have furnished to EuroFund a statement of its assets and liabilities, with values determined as provided in Section 5 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Pan-European Growth’s behalf by Pan-European Growth’s President (or any Vice President) and its Treasurer, and a certificate signed by Pan-European Growth’s President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Pan-European Growth since the date of Pan-European Growth’s most recent annual or semi-annual

I-22

report to Stockholders, as applicable, other than changes in the Pan-European Growth Investments since the date of such report or changes in the market value of the Pan-European Growth Investments.

(c) That Pan-European Growth shall have furnished to EuroFund a certificate signed by Pan-European Growth’s President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of Pan-European Growth made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and Pan-European Growth has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That EuroFund shall have received an opinion of Shearman & Sterling LLP, as counsel to Pan-European Growth, in form and substance satisfactory to EuroFund and dated the Closing Date, with respect to the matters specified in Section 9(e) of this Agreement relating to Pan-European Growth and such other matters as EuroFund reasonably may deem necessary or desirable.

(f) That EuroFund shall have received an opinion of Sidley Austin Brown & Wood LLP, special Maryland counsel to Pan-European Growth, in form satisfactory to EuroFund and dated as of the Closing Date, to the effect that (i) Mercury Funds is a corporation duly incorporated, validly existing, and in good standing in conformity with the laws of the State of Maryland; (ii) Mercury Funds has the power to sell, assign, transfer and deliver the assets of Pan-European Growth transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, Mercury Funds will have duly transferred such assets and liabilities in accordance with this Agreement; (iii) this Agreement has been duly authorized, executed, and delivered by Mercury Funds and Pan-European Growth; (iv) the execution and delivery of this Agreement do not, and the consummation of the Reorganization will not, violate the Pan-European Growth Charter Documents, or, to the best of such counsel’s knowledge, Maryland law; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by Pan-European Growth of the Reorganization; and (vi) such opinion is solely for the benefit of EuroFund and its trustees and officers. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that it is relying on certain certificates of officers of MLIM, Fund Asset Management, L.P. (“FAM”), Merrill Lynch Investment Managers International Limited (“MLIMIL”), FDS and Pan-European Growth with regard to matters of fact and certain certificates and written statements of government officials with respect to the organization, existence, and good standing of Pan-European Growth.

I-23

(g) That EuroFund shall have received a letter from Shearman & Sterling LLP, as counsel to Pan-European Growth, in form and substance satisfactory to EuroFund and dated the Closing Date, with respect to the matters specified in Section 9(g) of this Agreement relating to Pan-European Growth.

(h) That EuroFund shall have received an opinion of Sidley Austin Brown & Wood LLP with respect to the matters specified in Section 9(h) of this Agreement.

(i) That EuroFund shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to Mercury Master Trust, in form and substance satisfactory to EuroFund and dated the Closing Date, to the effect that (i) Mercury Master Trust is a statutory trust duly formed, validly existing and in good standing in conformity with the laws of the State of Delaware; (ii) this Agreement has been duly authorized, executed and delivered by Mercury Master Trust; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Delaware law or the Declaration of Trust, as amended and restated, or the by-laws, as amended; (iv) Mercury Master Trust has the power to sell, assign, transfer and deliver the assets transferred by it hereunder; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any Delaware state court or governmental authority is required for the consummation by Mercury Master Trust of the Reorganization, except such as have been obtained from the Board of Trustees of Mercury Master Trust and such as may be required under Delaware state securities laws; (vi) all necessary actions required to be taken by Mercury Master Trust to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of Mercury Master Trust; and (vii) such opinion is solely for the benefit of EuroFund and its Trustees and officers. In giving the opinion set forth above, Richards, Layton & Finger, P.A. may state that it is relying on certificates of the officers of Mercury Master Trust and MLIMIL with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Mercury Master Trust.

(j) That EuroFund shall have received from Deloitte & Touche LLP a letter dated as of or within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated as of or within five days prior to the Closing Date, in form and substance satisfactory to EuroFund, to the effect that (i) they are independent public accountants with respect to Pan-European Growth within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Pan-European Growth included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by EuroFund and described in such letter (but not an examination in accordance with auditing standards generally accepted in the United States of America) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Pan-European Growth included in the N-14 Registration Statement, and inquiries of certain officials of Pan-European Growth responsible for financial and accounting matters, nothing came to their attention

I-24

that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by EuroFund and Pan-European Growth and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Pan-European Growth appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), has been obtained from the accounting records of Pan-European Growth or from schedules prepared by officials of Pan-European Growth having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(k) That the assets to be transferred to EuroFund shall not include any assets or liabilities which EuroFund by reason of charter limitations, investment policies or otherwise may not properly acquire or assume.

(l) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Master Pan-European Growth or Pan-European Growth, be contemplated by the Commission.

(m) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization with respect to Pan-European Growth under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Pan-European Growth or would prohibit the Reorganization with respect to Pan-European Growth.

(n) That EuroFund shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, as counsel to EuroFund, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

(o) That all proceedings taken by Pan-European Growth and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to EuroFund.

(p) That prior to the Closing Date, Pan-European Growth shall have declared a dividend or dividends which, together with all such previous dividends, shall have the

I-25

effect of distributing to its Stockholders all of its investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

12. Termination, Postponement, Amendment and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the Stockholders of Pan-European Growth) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of EuroFund, Pan-European Growth and Master Pan-European Growth; (ii) by the Board of Pan-European Growth if any condition of Pan-European Growth’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board; (iii) by the Board of EuroFund if any condition of EuroFund’s obligations set forth in Section 11 of this Agreement has not been fulfilled or waived by such Board or (iv) by the Board of Master Pan-European Growth if any condition of Master Pan-European Growth’s obligations set forth in Section 10 of this Agreement has not been fulfilled or waived by such Board.

(b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2004, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Boards of EuroFund, Mercury Funds and Master Pan-European Growth.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and have no further effect, and there shall not be any liability on the part of EuroFund, Pan-European Growth and Master Pan-European Growth or persons who are their respective directors, trustees, officers, agents or Stockholders in respect of this Agreement, except for the obligation of each Fund to bear the expenses of the Reorganization as provided in Section 6(a).

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Pan-European Growth, Master Pan-European Growth or EuroFund (provided such Fund is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the Stockholders of the applicable Fund, on behalf of which such action is taken. In addition, the Board of each Fund has delegated to its investment adviser or administrator, FAM, MLIM or MLIMIL, as applicable, the ability to make non-material changes to the transaction contemplated hereby if FAM, MLIM or MLIMIL, as applicable, deems it to be in the best interests of the Funds to do so.

(e) The respective representations and warranties contained in Sections 1, 2 and 3 of this Agreement relating to Pan-European Growth, EuroFund and Master Pan-European Growth shall expire and terminate on the Closing Date and neither respective EuroFund, Pan-European Growth, Master Pan-European Growth nor any of their officers, directors

I-26

or trustees, agents or Stockholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director or trustee, agent or stockholder of any Fund against any liability to the entity for which that officer, director or trustee, agent or stockholder so acts or to its Stockholders, to which that officer, director or trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of EuroFund, Pan-European Growth and Master Pan-European Growth to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the Stockholders of Pan-European Growth unless such terms and conditions shall result in a change in the method of computing the number of shares of EuroFund to be issued to Pan-European Growth in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the Stockholders of Pan-European Growth prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless Pan-European Growth promptly shall call a special meeting of Stockholders at which such conditions so imposed shall be submitted for approval.

(g) Prior to stockholder approval of the Reorganization, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, by a written instrument executed by the Funds or, in the case of a waiver, by the Fund waiving compliance. After stockholder approval of the Reorganization, this Agreement may be modified and any terms or conditions waived only as provided in (d) above.

13. Other Matters.

(a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), EuroFund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH EUROFUND (OR ITS STATUTORY SUCCESSOR) (THE “FUND”) OR ITS PRINCIPAL UNDERWRITER UNLESS (1) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (2) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

I-27

and, further, that stop transfer instructions will be issued to EuroFund’s transfer agent with respect to such shares. Pan-European Growth will provide EuroFund on the Closing Date with the name of any stockholder who is, to the knowledge of Pan-European Growth, an affiliate of Pan-European Growth on such date.

(b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to any Fund, in each case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

(d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

(e) A copy of the Articles of Incorporation, as amended, restated and supplemented, as applicable, of Mercury Funds is on file with the State Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of Pan-European Growth. EuroFund acknowledges that the assets and liabilities of each series of Mercury Funds are separate and distinct and that the obligations of or arising out of Mercury Funds’ Articles of Incorporation, as amended and restated, are binding solely upon the assets or property of Pan-European Growth, on whose behalf Mercury Funds has executed this Agreement.

(f) A copy of EuroFund’s Declaration of Trust, as amended, restated and supplemented, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of EuroFund. Pan-European Growth acknowledges that the obligations arising out of these instruments are not binding upon EuroFund’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets of and property of EuroFund.

(g) Copies of the Certificate of Trust of Mercury Master Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of Mercury Master Trust. No trustee, officer, employee or agent of Mercury Master Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of Mercury Master Trust; and all such persons shall look solely to Mercury Master Trust property for satisfaction of claims of any nature against a trustee, officer, employee or agent of Mercury Master Trust in connection with the affairs of Mercury Master Trust. EuroFund acknowledges that the assets and

I-28

liabilities of each series of Mercury Master Trust are separate and distinct and that the obligations of or arising out of Mercury Master Trust’s Declaration of Trust, as amended and restated, are binding solely upon the assets or property of Master Pan-European Growth, on whose behalf Mercury Master Trust has executed this Agreement.

I-29

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

MERRILL LYNCH EUROFUND BY:
Attest:
Secretary
MERCURY FUNDS, INC., ON BEHALF OF MERRILL LYNCH PAN-EUROPEAN GROWTH FUND BY:
Attest:
Secretary
MERCURY MASTER TRUST, ON BEHALF OF MERRILL LYNCH MASTER PAN-EUROPEAN GROWTH PORTFOLIO BY:
Attest:
Secretary

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EXHIBIT II

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND
RECORD OWNERS OF SHARES OF EUROFUND AND PAN-EUROPEAN GROWTH

     The following tables provide information about the persons or entities who, to the knowledge of the relevant Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of April 23, 2004:

ML Eurofund

Name and Address*	Percentage and Class	Percentage of Fund

MERRILL LYNCH TRUST CO., FSB† TTEE FBO DAIMLER CHRYSLER CORP SAL	10.68% of Class I	3.82% of Fund

MERRILL LYNCH TRUST CO., FSB† TTEE FBO MERRILL LYNCH	8.68% of Class I	3.11% of Fund

MERRILL LYNCH TRUST CO., FSB† TTEE FBO MASHANTUCKET PEQUOT TRIBE 401K	7.99% of Class I	2.86% of Fund

MERRILL LYNCH INTERNATIONAL†† EQUITY DERIVATIVES GROUP	5.72% of Class I	2.05% of Fund

FRONTIER TRUST CO FSB TTEE FBO†† PAPPAS TOYOTA INC 401-K	74.82% of Class R	.01% of Fund

FRONTIER TRUST COMPANY†† FSB TRUSTEE FBO FEI INC	25.25% of Class R	.00% of Fund

ML Pan European Growth Fund

Name and Address*	Percentage and Class	Percentage of Fund

MERRILL LYNCH TRUST CO., FSB† TTEE FBO MERRILL LYNCH	28.08 % of Class I	2.45% of Fund

MERRILL LYNCH INTERNATIONAL†† DEFERRED COMP PLAN HEDGING EQUITY FINANCING & SWAPS	15.11 % of Class I	1.32% of Fund

MERRILL LYNCH TRUST CO., FSB† TTEE FBO MERRILL LYNCH	10.44 % of Class I	.91% of Fund

*	Unless otherwise indicated, the address for each shareholder listed above is: 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
†	Merrill Lynch Trust Company is the record holder on behalf of certain employee retirement, personal trust or savings plan accounts for which it acts as trustee.
††	Person or entity is the beneficial owner holder of the Fund’s shares.

II-1

The information in this proxy statement and prospectus is not complete and may be changed. We may not use this proxy statement and prospectus to sell securities until the registration statement containing this proxy statement and prospectus, which has been filed with the Securities and Exchange Commission, is effective. This proxy statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED MAY 7, 2004

___________

STATEMENT OF ADDITIONAL INFORMATION

____________

MERRILL LYNCH EUROFUND
P.O. Box 9011
Princeton, New Jersey 08543-9011
(609) 282-2800

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus of Merrill Lynch Pan-European Growth Fund (“Pan-European Growth”), a series of Mercury Funds, Inc. (“Mercury Funds”), and Merrill Lynch EuroFund (“EuroFund”) dated June 5, 2004 (the “Proxy Statement and Prospectus”), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling EuroFund at 1-800-995-6526, or by writing to EuroFund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

          Further information about EuroFund is contained in the Statement of Additional Information of EuroFund, dated February 26, 2004 (the “EuroFund Statement”), which is incorporated by reference into and accompanies this Statement of Additional Information.

          Further information about Pan-European Growth is contained in its Statement of Additional Information, dated September 17, 2003, which is incorporated by reference into this Statement of Additional Information.

          The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectus relating to EuroFund, the EuroFund Statement, the prospectus of Pan-European Growth, the Statement of Additional Information relating to Pan-European Growth, other material incorporated by reference and other information regarding EuroFund and Pan-European Growth.

 ___________

The date of this Statement of Additional Information is June 5, 2004

TABLE OF CONTENTS

General Information	SAI-1
Financial Statements	SAI-1
Introduction	F-1
Pro Forma Combined Schedule of Investments (unaudited)	F-2
Pro Forma Combined Statement of Assets and Liabilities (unaudited)	F-6
Pro Forma Combined Statement of Operations (unaudited)	F-8
Notes to Pro Forma Financial Statements (unaudited)	F-9

GENERAL INFORMATION

          Stockholders of Pan-European Growth are being asked to approve (i) the acquisition by Pan-European Growth of substantially all of the assets, and the assumption of substantially all of the liabilities, of its master portfolio, Merrill Lynch Master Pan-European Growth Portfolio (“Master Pan-European Growth”), a series of Mercury Master Trust, in exchange for all of its beneficial interests in Master Pan-European Growth; and (ii) the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of Pan-European Growth by EuroFund in exchange for newly issued shares of beneficial interest, with a par value of $.10 per share, of EuroFund to be issued to Pan-European Growth and the subsequent distribution of such shares to Pan-European Growth stockholders in proportion to each such stockholder’s interest in Pan-European Growth. Thereafter, Pan-European Growth will be terminated as a series of Mercury Funds, Inc. and Master Pan-European Growth will be terminated as a series of Mercury Master Trust. The transaction described in this paragraph is referred to herein as the “Reorganization.”

          Generally, the assets transferred by Pan-European Growth to EuroFund will equal all investments of Pan-European Growth held in its portfolio after the close of business on the New York Stock Exchange on the business day prior to the date the Reorganization takes place (“Valuation Time”) and all other assets of Pan-European Growth as of such time.

          Shares of EuroFund will be distributed to stockholders of Pan-European Growth as follows: holders of Class A, Class B, Class C and Class I shares of Pan-European Growth who own such shares as of the Valuation Time will be entitled to receive Class A, Class B, Class C and Class I shares, respectively, of EuroFund (“Corresponding Shares”). The aggregate net asset value of the Corresponding Shares of EuroFund to be received by each stockholder of Pan-European Growth will equal the aggregate net asset value of the shares of Pan-European Growth owned by such stockholder as of the Valuation Time.

          A special meeting of the stockholders of Pan-European Growth will be held at the offices of Merrill Lynch Investment Managers, L.P. (“MLIM”), 800 Scudders Mill Road, Plainsboro, New Jersey on Tuesday, July 13, 2004 at 9:00 a.m. Eastern time to consider the Reorganization.

          For detailed information about the Reorganization, stockholders of Pan-European Growth should refer to the Proxy Statement and Prospectus. For further information about EuroFund, stockholders should refer to the EuroFund Statement, which accompanies this Statement of Additional Information and is incorporated by reference herein.

FINANCIAL STATEMENTS

          Pro forma financial statements reflecting consummation of the Reorganization are included herein.

SAI-1

EuroFund

          Audited financial statements and accompanying notes for the fiscal year ended October 31, 2003 and the independent auditors’ report thereon, dated December 17, 2003, of EuroFund are incorporated herein by reference to EuroFund’s Annual Report, which accompanies this Statement of Additional Information.

Pan-European Growth

          Audited financial statements and accompanying notes for the fiscal year ended May 31, 2003 and the independent auditors’ report thereon, dated July 8, 2003, of Pan-European Growth are incorporated herein by reference from Pan-European Growth’s Annual Report, which is available on request. Unaudited financial statements for the six month period ended November 30, 2003 are incorporated herein by reference to Pan-European Growth's Semi-Annual Report, which is available on request.

SAI-2

INTRODUCTION

          The following unaudited pro forma condensed combined schedules and financial statements have been derived from the schedules and financial statements of the respective Funds and of Merrill Lynch Master Pan-European Growth Portfolio and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at October 31, 2003. The proposed reorganization involves a two-step transaction whereby (i) Pan-European Growth will acquire all of the assets and assume all of the liabilities of its master portfolio, Master Pan-European Growth, in return for all of its beneficial interests in Master Pan-European Growth and, (ii) EuroFund will acquire substantially all the assets and assume all of the liabilities of Pan-European Growth in exchange for newly issued shares of beneficial interest of EuroFund. The Pro Forma Condensed Combined Statement of Operations is for the twelve-months ended October 31, 2003 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at November 1, 2002. The unaudited pro forma condensed combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at October 31, 2003. The unaudited pro forma condensed combined schedules and financial statements should be read in conjunction with the financial statements and related notes of EuroFund included in its Annual Report to Shareholders for the fiscal year ended October 31, 2003, which are incorporated herein by reference, and the financial statements and related notes of Pan-European Growth included in its Annual Report to Stockholders for the fiscal year ended May 31, 2003, and Semi-Annual Report which is incorporated herein by reference.

F-1

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH EUROFUND AND MERRILL LYNCH MASTER PAN-EUROPEAN GROWTH PORTFOLIO As of October 31, 2003 (Unaudited)

		Shares Held				Value (in U.S. dollars)

Country	Industry*	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Common Stocks	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Percent of Net Assets

Belgium	Food & Staples Retailing	—	2,815	2,815	Colruyt NV	$ —	$ 255,250	$ 255,250	0.0%

	Wireless Telecommunication Services	—	9,625	9,625	†Mobistar SA	—	483,367	483,367	0.1

					Total Common Stocks in Belgium	—	738,617	738,617	0.1

Denmark	Commercial Services & Supplies	230,984	—	230,984	ISS A/S	11,017,213	—	11,017,213	1.5

					Total Common Stocks in Denmark	11,017,213	—	11,017,213	1.5

Finland	Forestry	154,226	—	154,226	UPM—Kymmene Oyj	2,886,533	—	2,886,533	0.4

	Technology, Hardware & Equipment	378,324	108,446	486,770	Nokia Oyj (Series A)	6,425,502	1,841,861	8,267,363	1.1

					Total Common Stocks in Finland	9,312,035	1,841,861	11,153,896	1.5

France	Automobiles & Components	94,722	—	94,722	PSA Peugeot Citroen	4,063,219	—	4,063,219	0.6

	Beverages	—	8,309	8,309	Pernod Ricard	—	801,715	801,715	0.1

	Building Materials	114,300	5,884	120,184	Lafarge SA (Ordinary)	8,185,024	421,353	8,606,377	1.2

	Commercial Banks	352,829	32,682	385,511	BNP Paribas SA	18,539,401	1,717,276	20,256,677	2.8
		319,552	—	319,552	Credit Agricole S.A.	6,786,925	—	6,786,925	0.9
		—	11,553	11,553	Societe Generale 'A'	—	858,200	858,200	0.1

						25,326,326	2,575,476	27,901,802	3.8

	Communications Equipment	—	39,871	39,871	Alcatel	—	526,073	526,073	0.1

	Distributors	—	11,704	11,704	Rexel SA	—	462,328	462,328	0.1

	Diversified Telecommunication Services	373,497	78,075	451,572	†France Telecom SA	9,039,842	1,889,658	10,929,500	1.5

	Electrical Equipment	140,922	—	140,922	Schneider SA	8,248,429	—	8,248,429	1.0

	Energy	144,698	18,132	162,830	TotalFinaElf SA	22,489,869	2,818,189	25,308,058	3.5

	Food & Staples Retailing	—	48,174	48,174	Carrefour SA	—	2,529,063	2,529,063	0.4

	Health Care Equipment & Supplies	—	24,036	24,036	Essilor International SA	—	1,156,234	1,156,234	0.2

	Hotels, Restaurants & Leisure	284,409	39,403	323,812	Accor SA	11,185,060	1,549,617	12,734,677	1.8

	Insurance	343,408	77,240	420,648	Axa	6,507,153	1,463,602	7,970,755	1.1

	Materials	375,043	38,116	413,159	Arcelor	5,349,567	543,682	5,893,249	0.8

	Media	—	9,529	9,529	Lagardere S.C.A.	—	479,322	479,322	0.1
		—	58,559	58,559	Publicis SA	—	1,831,213	1,831,213	0.2
		519,895	85,434	605,329	†Vivendi Universal SA	10,921,110	1,794,659	12,715,769	1.8

						10,921,110	4,105,194	15,026,304	2.1

	Personal Products	—	8,352	8,352	L'Oreal SA	—	617,505	617,505	0.1

	Pharmaceuticals & Biotechnology	—	9,475	9,475	Aventis SA	—	501,719	501,719	0.1

	Software & Services	—	313,819	313,819	Altran Technologies SA	—	3,881,627	3,881,627	0.5
		117,664	22,130	139,794	†Cap Gemini SA	5,929,604	1,115,228	7,044,832	1.0
		—	33,613	33,613	Transiciel SA	—	565,808	565,808	0.1

						5,929,604	5,562,663	11,492,267	1.6

	Textiles, Apparel & Luxury Goods	—	31,705	31,705	LVMH (Louis Vuitton Moet Hennessy)	—	2,191,152	2,191,152	0.3

	Utilities	475,718	—	475,718	Suez SA	7,631,706	—	7,631,706	1.1

					Total Common Stocks in France	124,876,909	29,715,223	154,592,132	21.5

Germany	Airlines	326,625	28,100	354,725	Deutsche Lufthansa AG (Registered Shares)	5,122,174	440,668	5,562,842	0.8

	Automobiles	114,052	24,439	138,491	Bayerische Motoren Werke (BMW) AG	4,567,569	978,736	5,546,305	0.8
		157,728	—	157,728	Volkswagen AG	7,955,939	—	7,955,939	1.1

						12,523,508	978,736	13,502,244	1.9

	Capital Goods	149,496	—	149,496	Linde AG	6,855,980	—	6,855,980	0.9

	Chemicals	274,663	—	274,663	Bayer AG	6,599,843	—	6,599,843	0.9

	Commercial Banks	—	10,976	10,976	Deutsche Bank AG (Registered Shares)	—	723,980	723,980	0.1

	Commercial Services & Supplies	—	5,486	5,486	Dis Deutscher Industrie Service AG	—	124,361	124,361	0.0

	Financial Services	112,938	—	112,938	Deutsche Boerse AG	6,278,309	—	6,278,309	0.9

	Industrial Conglomerates	—	23,496	23,496	Siemens AG	—	1,584,218	1,584,218	0.2

	Insurance	—	11,269	11,269	Allianz AG (Registered Shares)	—	1,208,102	1,208,102	0.2
		—	3,185	3,185	Muenchener Rueckversicherungs— Gesellschaft AG (Registered Shares)	—	379,846	379,846	0.0

F-2

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH EUROFUND AND MERRILL LYNCH MASTER PAN-EUROPEAN GROWTH PORTFOLIO As of October 31, 2003 (Unaudited) (Continued)

		Shares Held				Value (in U.S. dollars)
Country	Industry*	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Common Stocks	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Percent of Net Assets

Germany (concluded)						$ —	$1,587,948	$1,587,948	0.2%

	Pharmaceuticals & Biotechnology	136,831	18,909	155,740	Schering AG	6,389,683	883,005	7,272,688	1.0

	Software & Services	—	3,951	3,951	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	—	574,819	574,819	0.1

	Telecommunication Services	199,389	65,902	265,291	†Deutsche Telekom AG (Registered Shares)	3,140,751	1,038,080	4,178,831	0.6

	Textiles, Apparel & Luxury Goods	71,832	—	71,832	Adidas—Salomon AG	6,655,325	—	6,655,325	0.9
		—	3,889	3,889	Puma AG Rudolf Dassler Sport	—	567,290	567,290	0.1

						6,655,325	567,290	7,222,615	1.0

	Utilities	173,750	23,712	197,462	E.On AG	8,782,281	1,198,535	9,980,816	1.4

					Total Common Stocks in Germany	62,347,854	9,701,640	72,049,494	10.0

Ireland	Commercial Banks	693,082	—	693,082	Bank of Ireland	8,613,017	—	8,613,017	1.2

					Total Common Stocks in Ireland	8,613,017	—	8,613,017	1.2

Italy	Commercial Banks	5,793,691	425,822	6,219,513	Intesa BCI SpA	19,572,393	1,067,259	20,639,652	2.8
		—	78,930	78,930	Banco Popolare di Verona e Novara Scrl	—	1,219,898	1,219,898	0.2
		—	569,216	569,216	Intesa BCI SpA	—	1,922,940	1,922,940	0.3
		2,574,176	102,097	2,676,273	Unicredito Italiano SpA	12,682,129	502,999	13,185,128	1.8

						32,254,522	4,713,096	36,967,618	5.1

	Diversified Telecommunication Services	4,466,510	294,928	4,761,438	†Telecom Italia SpA	11,656,754	511,538	12,168,292	1.7

	Energy	1,070,011	—	1,070,011	ENI SpA	16,986,533	—	16,986,533	2.4

	Insurance	—	39,028	39,028	Alleanza Assicurazioni	—	390,500	390,500	0.0

					Total Common Stocks in Italy	60,897,809	5,615,134	66,512,943	9.2

Netherlands	Capital Goods	150,259	—	150,259	Imtech NV	3,091,767	—	3,091,767	0.4

	Commercial Banks	229,598	—	229,598	ABN AMRO Holding NV	4,817,684	—	4,817,684	0.7

	Commercial Services & Supplies	665,758	—	665,758	†Buhrmann NV	5,959,367	—	5,959,367	0.8
		475,868	74,274	550,142	Vedior NV 'A'	6,859,638	1,070,660	7,930,298	1.1

						12,819,005	1,070,660	13,889,665	1.9

	Consumer Durables & Apparel	572,829	—	572,829	Koninklijke (Royal) Philips Electronics NV	15,442,540	—	15,442,540	2.1

	Diversified Financial Services	—	20,392	20,392	Euronext NV	—	499,005	499,005	0.1
		732,251	74,093	806,344	ING Groep NV	15,203,179	1,538,337	16,741,516	2.3

						15,203,179	2,037,342	17,240,521	2.4

	Energy	413,799	—	413,799	Royal Dutch Petroleum Company	18,361,349	—	18,361,349	2.5

	Food Products	186,153	—	186,153	†Koninklijke Numico NV	4,200,380	—	4,200,380	0.6

	Insurance	484,651	44,718	529,369	Aegon NV	6,355,229	586,387	6,941,616	1.0

	Materials	143,345	—	143,345	Akzo Nobel NV	4,532,569	—	4,532,569	0.6

	Media	577,400	—	577,400	Wolters Kluwer NV ‘A’	8,115,141	—	8,115,141	1.1

	Retail	445,157	56,774	501,931	†Koninklijke Ahold NV	3,767,364	480,478	4,247,842	0.6
		—	294,869	294,869	Laurus NV	—	462,760	462,760	0.1

						3,767,364	943,238	4,710,602	0.7

					Total Common Stocks in the Netherlands	96,706,207	4,637,627	101,343,834	14.0

Spain	Commercial Banks	—	45,050	45,050	Banco Bilbao Vizcaya, SA	—	516,898	516,898	0.1

	Diversified Telecommunication Services	—	96,012	96,012	†Telefonica SA	—	1,194,269	1,194,269	0.2

	Media	—	333	333	†Antena 3 Television, S.A.	—	10,878	10,878	0.0

	Metals & Mining	—	11,527	11,527	Acerinox SA	—	501,835	501,835	0.1

	Tobacco	—	21,126	21,126	Altadis	—	512,300	512,300	0.1

					Total Common Stocks in Spain	—	2,736,180	2,736,180	0.5

Sweden	Commercial Banks	1,173,619	—	1,173,619	Nordbanken Holding AB	7,281,663	—	7,281,663	1.0

	Commercial Services & Supplies	436,786	86,850	523,636	Securitas AB ‘B’	5,375,242	1,068,807	6,444,049	0.9

	Communications Equipment	—	1,252,247	1,252,247	†Telefonaktiebolaget LM Ericsson AB 'B'	—	2,151,062	2,151,062	0.3

	Insurance	904,299	—	904,299	Skandia Forsakrings AB	3,315,402	—	3,315,402	0.5

					Total Common Stocks in Sweden	15,972,307	3,219,869	19,192,176	2.7

Switzerland	Chemicals	—	9,037	9,037	Syngenta AG	—	484,216	484,216	0.1

F-3

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH EUROFUND AND MERRILL LYNCH MASTER PAN-EUROPEAN GROWTH PORTFOLIO As of October 31, 2003 (Unaudited) (Continued)

		Shares Held				Value (in U.S. dollars)
Country	Industry*	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Common Stocks	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined Fund	Percent of Net Assets

Switzerland (concluded)	Commercial Banks	560,113	74,280	634,393	Credit Suisse Group	$19,735,138	$2,617,197	$22,352,335	3.1%
		—	3,421	3,421	Julius Baer Holding Ltd. 'B'	—	1,109,292	1,109,292	0.1
		—	8,592	8,592	UBS AG (Registered Shares)	—	527,610	527,610	0.1

						19,735,138	4,254,099	23,989,237	3.3

	Commercial Services & Supplies	—	18,358	18,358	Adecco SA (Registered Shares)	—	1,082,632	1,082,632	0.1

	Construction Materials	252,780	—	252,780	Holcim Ltd. (Registered Shares)	10,638,586	—	10,638,586	1.5

	Electrical Equipment	639,767	—	639,767	†ABB Ltd.	3,760,940	—	3,760,940	0.5

	Food, Beverage & Tobacco	82,696	9,430	92,126	Nestlé SA (Registered Shares)	18,206,930	2,076,175	20,283,105	2.8

	Hotels, Restaurants & Leisure	—	6,293	6,293	†Kuoni Reisen Holding AG	—	1,962,807	1,962,807	0.3

	Insurance	—	6,241	6,241	Swiss Re (Registered Shares)	—	392,823	392,823	0.1

	Insurance — Life	21,256	—	21,256	†Swiss Life Holding	3,605,410	—	3,605,410	0.5

	Pharmaceuticals & Biotechnology	439,278	70,076	509,354	Novartis AG (Registered Shares)	16,744,112	2,671,111	19,415,223	2.7
		—	31,094	31,094	Roche Holding AG	—	2,573,024	2,573,024	0.3

						16,744,112	5,244,135	21,988,247	3.0

	Textiles, Apparel & Luxury Goods	—	5,449	5,449	Swatch Group AG 'B'	—	580,462	580,462	0.1

					Total Common Stocks in Switzerland	72,691,116	16,077,349	88,768,465	12.3

United Kingdom	Aerospace & Defense	2,601,178	—	2,601,178	BAE Systems PLC	8,077,740	—	8,077,740	1.1

	Beverages	—	44,410	44,410	Diageo PLC	—	522,255	522,255	0.1

	Capital Goods	525,978	—	525,978	Smiths Industries PLC	6,261,292	—	6,261,292	0.9

	Chemicals	—	28,146	28,146	BOC Group PLC	—	383,770	383,770	0.1

	Commercial Banks	1,878,640	200,458	2,079,098	Barclays PLC	15,844,140	1,690,630	17,534,770	2.4
		—	68,167	68,167	HBOS PLC	—	792,958	792,958	0.1
		—	281,453	281,453	HSBC Holdings PLC	—	4,226,860	4,226,860	0.6
		574,332	70,580	644,912	Royal Bank of Scotland Group PLC	15,389,123	1,891,178	17,280,301	2.4

						31,233,263	8,601,626	39,834,889	5.5

	Commercial Services & Supplies	2,014,631	—	2,014,631	Hays PLC	4,170,845	—	4,170,845	0.6

	Consumer Electricals	1,198,720	—	1,198,720	Kesa Electricals PLC	4,963,366	—	4,963,366	0.7

	Diversified Telecommunication Services	—	233,537	233,537	Cable & Wireless PLC	—	539,959	539,959	0.1

	Energy	—	198,359	198,359	BG Group PLC	—	904,626	904,626	0.1
		1,552,776	426,326	1,979,102	BP Amoco PLC	10,777,073	2,958,924	13,735,997	1.9
		—	546,424	546,424	Shell Transport & Trading Company	—	3,412,293	3,412,293	0.5

						10,777,073	7,275,843	18,052,916	2.5

	Food & Staples Retailing	840,213	—	840,213	J Sainsbury PLC	4,038,574	—	4,038,574	0.6

	Food, Beverage & Tobacco	1,681,060	90,767	1,771,827	Unilever PLC	14,334,680	773,985	15,108,665	2.1

	Hotels & Motels	471,174	—	471,174	InterContinental Hotels Group PLC	4,275,637	—	4,275,637	0.6

	Hotels, Restaurants & Leisure	—	912,976	912,976	Airtours PLC	—	286,616	286,616	0.0
		841,850	79,058	920,908	Compass Group PLC	4,853,588	455,800	5,309,388	0.7

						4,853,588	742,416	5,596,004	0.7

	Insurance	735,326	—	735,326	AVIVA PLC	6,033,164	—	6,033,164	0.8
		841,873	—	841,873	Prudential Corporation PLC	6,532,343	—	6,532,343	0.9

						12,565,507	—	12,565,507	1.7

	Media	—	57,128	57,128	WPP Group PLC	—	544,337	544,337	0.1

	Merchandising	550,502	—	550,502	Boots Group PLC	6,655,987	—	6,655,987	0.9

	Pharmaceuticals & Biotechnology	—	26,597	26,597	AstraZeneca Group PLC	—	1,249,302	1,249,302	0.2
		593,103	168,714	761,817	GlaxoSmithKline PLC	12,701,593	3,613,093	16,314,686	2.2

						12,701,593	4,862,395	17,563,988	2.4

	Retail	—	126,479	126,479	Marks & Spence Group PLC	—	617,593	617,593	0.1

	Software & Services	—	1,890,782	1,890,782	Innovation Group PLC	—	521,391	521,391	0.1

	Telecommunication Services	3,675,616	1,988,700	5,664,316	Vodafone Group PLC	7,718,698	4,176,218	11,894,916	1.6

	Transportation	927,277	—	927,277	BAA PLC	7,332,703	—	7,332,703	1.0

					Total Common Stocks in the United Kingdom	139,960,546	29,561,788	169,522,334	23.5

					Total Common Stocks (Cost — $615,086,597)	602,395,013	103,845,288	706,240,301	98.0

F-4

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH EUROFUND AND MERRILL LYNCH MASTER PAN-EUROPEAN GROWTH PORTFOLIO As of October 31, 2003 (Unaudited) (concluded)

		Shares Held					Value (in U.S. dollars)
Country	Industry*	Merrill Lynch EuroFund		Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined	Preferred Stocks	Merrill Lynch EuroFund	Master Pan-European Growth Portfolio	Proforma Merrill Lynch EuroFund Combined	Percent of Net Assets

Germany	Automobiles		—	1,324	1,324	Porsche AG	$ —	$ 650,322	$ 650,322	0.1%

	Household & Personal Products		156,794	—	156,794	Henkel KGaA	11,532,415	—	11,532,415	1.6

						Total Preferred Stocks (Cost — $7,167,593)	11,532,415	650,322	12,182,737	1.7

						Rights

France	Commercial Banks		319,552	—	319,552	†Credit Agricole S.A. (c)	74,296	—	74,296	0.0

						Total Rights in France	74,296	—	74,296	0.0

Germany	Insurance		—	3,272	3,272	Muenchener Rueckver (d)	—	27,044	27,044	0.0

						Total Rights in Germany	—	27,044	27,044	0.0

						Total Rights (Cost — $0)	74,296	27,044	101,340	0.0

		Face Amount				Corporate Bonds

France	Insurance	EUR	16,905	6,032	22,937	†Axa, 0%** due 12/21/2004	289,475	103,290	392,765	0.1

						Total Corporate Bonds (Cost — $340,057)	289,475	103,290	392,765	0.1

		Beneficial Interest/ Shares Held				Short-Term Securities

		USD	4,112,341	—	4,112,341	Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)	4,112,341	—	4,112,341	0.5
		USD	23,053,313	—	23,053,313	Merrill Lynch Liquidity Series, LLC Money Market Series I (a) (b)	23,053,313	—	23,053,313	3.2
			7,684,437	—	7,684,437	Merrill Lynch Premier Institutional Fund (a) (b)	7,684,437	—	7,684,437	1.1

						Total Short—Term Securities (Cost — $34,850,091)	34,850,091	—	34,850,091	4.8

						Total Investments (Cost — $657,444,338)	649,141,290	104,625,944	753,767,234	104.6
						Liabilities in Excess of Other Assets	(25,501,508)	1,999,715	(33,481,057)#	(4.6)

						Net Assets	$623,639,782	$106,625,659	$720,286,177	100.0

†	Non-income producing security.
*	For Fund compliance purposes, “Industry” means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**	Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
(a)	Investments in companies considered to be an affiliate of the Fund (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate	Net Activity	Interest Income

Merrill Lynch Liquidity Series, LLC Cash Sweep Series I	$4,112,341	$44,679
Merrill Lynch Liquidity Series, LLC Money Market Series I	$21,826,253	$275,585
Merrill Lynch Premier Institutional Fund	6,184,697	$170,758

(b)	Security was purchased with the cash proceeds from securities loans.
(c)	The rights may be excercised until 11/10/2003.
(d)	The rights may be excercised until 11/07/2003.
#	Reflects Pro Forma adjustments to the Statement of Assets and Liabilities.
See Notes to Pro Forma Financial Statements.

F-5

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH EUROFUND
AND MERRILL LYNCH PAN-EUROPEAN GROWTH FUND
As of October 31, 2003 (Unaudited)

	Merrill Lynch EuroFund	Merrill Lynch Pan-European Growth Fund	Adjustments		Proforma Merrill Lynch EuroFund Combined Fund
Assets:
Investments at value*	$649,141,290	$106,624,307 †	$ (1,998,363	)(1)	$753,767,234
Cash	3,348	—			3,348
Foreign Cash**	11,458	—			11,458
Receivables:
Securities sold	5,782,831	—	3,011,065	(1)	8,793,896
Dividends	1,697,664	—	2,421,866	(1)	4,119,530
Beneficial interest sold	432,857	—	83	(1)	432,940
Interest	5,619	—	93	(1)	5,712
Prepaid registration fees and other assets	31,018	133,471	33,617	(1)	198,106

Total assets	657,106,085	106,757,778	3,468,361		767,332,224

Liabilities:
Collateral on securities loaned, at value	30,737,750	—			30,737,750
Payables:
Dividends to shareholders	—	—	9,760,049	(2)	9,760,049
Securities purchased	853,460	—	1,533,667	(1)	2,387,127
Beneficial interest redeemed	984,743	—	409,514	(1)	1,394,257
Custodian	—	—	1,378,273	(1)	1,378,273
Investment adviser	443,226	—	75,918	(1)	519,144
Distributor	162,340	76,598			238,938
Other affiliates	192,598	38,916			231,514
Reorganization Costs	—	—	174,000	(3)	174,000
Administrator	—	25,302			25,302
Accrued expenses and other liabilities	92,186	36,518	70,989	(1)	199,693

Total liabilities	33,466,303	177,334	13,402,410		47,046,047

Net Assets:
Net Assets	$623,639,782	$106,580,444	$ (9,934,049)		$720,286,177

Net Assets Consist of:
Class A Shares of beneficial interest/ common stock ††	$2,179,702	$95	$64,961	(4)	$2,244,758
Class B Shares of beneficial interest/ common stock††	862,151	780	595,642	(4)	1,458,573
Class C Shares of beneficial interest/ common stock††	232,182	270	213,558	(4)	446,010
Class I Shares of beneficial interest/ common stock††	1,705,940	112	76,024	(4)	1,782,076
Class R Shares of beneficial interest††	1	—			1
Paid-in capital in excess of par	722,966,719	161,625,786	(950,185)	(4)	883,053,104
			(589,216)	(5)

Undistributed (accumulated) investment income (loss) — net	9,760,049	(415,216)	(9,760,049)	(2)	—
			(174,000)	(3)
			589,216	(5)

Accumulated realized capital losses on investments and foreign currency transactions—net	(188,367,014)	(77,146,308)			(265,513,322)
Unrealized appreciation on investments and foreign currency transactions—net	74,300,052	22,514,925			96,814,977

Net assets	$623,639,782	$106,580,444	$ (9,934,049)		$720,286,177

F-6

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH EUROFUND
AND MERRILL LYNCH PAN-EUROPEAN GROWTH FUND
As of October 31, 2003 (Unaudited)

		Merrill Lynch EuroFund	Merrill Lynch Pan-European Growth Fund	Adjustments		Proforma Merrill Lynch EuroFund Combined Fund
	Net Asset Value:
	Class A:
	Net assets	$280,222,577	$8,246,232	$(4,398,985)	(2) (3)	$284,069,824

	Beneficial interest/ common stock outstanding	21,797,016	951,653	(301,088)	(4)	22,447,581

	Net Asset Value	$12.86	$8.67			$12.65

	Class B:
	Net assets	$96,395,415	$65,748,434	$(1,615,940)	(2) (3)	$160,527,909

	Beneficial interest/ common stock outstanding	8,621,512	7,795,154	(1,830,938)	(4)	14,585,728

	Net Asset Value	$11.18	$8.43			$11.01

	Class C:
	Net Assets	$25,133,877	$22,822,015	$(430,607)	(2) (3)	$47,525,285

	Beneficial interest/ common stock outstanding	2,321,823	2,703,473	(565,193)	(4)	4,460,103

	Net Asset Value	$10.83	$8.44			$10.66

	Class I:
	Net Assets	$221,887,796	$9,763,763	$(3,488,515)	(2) (3)	$228,163,044

	Beneficial interest/ common stock outstanding	17,059,400	1,119,423	(358,066)	(4)	17,820,757

	Net Asset Value	$13.01	$8.72			$12.80

	Class R:
	Net Assets	$117.09	$—	$(2)	(2)	$115.09

	Beneficial interest outstanding	10.34	—	—		10.34

	Net Asset Value	$11.32	$—			$11.13

*	Identified cost	$574,950,599	$84,109,382			$659,059,981

**	Cost	$11,525	$—			$11,525

†	Represents the Fund’s investment into the Merrill Lynch Master Pan-European Growth Portfolio.
††	The par value and shares of beneficial interest authorized for each class of EuroFund’s shares is $.10 with unlimited number of shares of beneficial interest authorized. The par value and shares of Common Stock authorized for each class of Pan-European Growth Fund’s shares is $.0001 with 100,000,000 shares of Common Stock authorized.
(1)	Reflects the reclassification of assets and liablilities from the Merrill Lynch Master Pan-European Growth Portfolio to the Pan-European Growth Fund.
(2)	Reflects the distribution of undistributed net investment income of $9,760,049 attributable to EuroFund.
(3)	Reflects the charge for estimated Reorganization expenses of $174,000 attributable to Pan-European Growth Fund. The estimated Reorganization expenses of $103,000 attributable to EuroFund will be paid for by MLIM.
(4)	Reflects the capitalization adjustments giving the effect of the transfer of shares of EuroFund which the Pan-European Growth Fund shareholders will receive as if the Reorganization had taken place on October 31, 2003. The foregoing should not be relied upon to reflect the number of shares of EuroFund that actually will be received on or after such date.
(5)	Reflects the entry to close out accumulated net distributions in excess of investment income of Pan-European Growth Fund.
See Notes to Pro Forma Financial Statements.

F-7

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS FOR
MERRILL LYNCH EUROFUND
AND MERRILL LYNCH PAN-EUROPEAN GROWTH FUND
As of October 31, 2003 (Unaudited)

		Merrill Lynch EuroFund	Merrill Lynch Pan-European Growth Fund	Adjustments (1)	Proforma Merrill Lynch EuroFund Combined Fund (2)
	Investment Income:
	Dividends*	$17,374,327	$2,435,293	$—	$19,809,620
	Security lending - net	446,343	33,408	—	479,751
	Interest	49,360	3,663	—	53,023
	Expenses	—	(1,059,772)	1,059,772	—

	Total income†	17,870,030	1,412,592	1,059,772	20,342,394

	Expenses:
	Investment advisory fees	4,329,242	—	805,236	5,134,478
	Account maintenance and distribution fees -Class B	976,651	656,126	—	1,632,777
	Account maintenance fees - Class A	651,627	23,459	—	675,086
	Transfer agent fees - Class A	521,874	19,645	—	541,519
	Account maintenance and distribution fees -Class C	236,638	228,782	—	465,420
	Transfer agent fees - Class I	389,966	20,039	—	410,005
	Transfer agent fees - Class B	232,533	162,166	—	394,699
	Accounting services	240,343	—	40,685	281,028
	Custodian fees	124,549	—	20,925	145,474
	Transfer agent fees - Class C	58,176	59,160	—	117,336
	Printing and shareholder reports	89,636	46,824	(35,545)	100,915
	Professional fees	86,845	51,416	(51,416)	86,845
	Registration fees	78,748	82,310	(82,310)	78,748
	Trustee’s fees and expenses	51,320	—	—	51,320
	Pricing fees	13,594	—	1,635	15,229
	Administrative fees	—	268,105	(268,105)	—
	Other	44,330	9,763	(5,763)	48,330

	Total expenses	8,126,072	1,627,795	425,342	10,179,209

	Investment income - net	9,743,958	(215,203)	634,430	10,163,185

	Realized and Unrealized Gain (Loss) on
	Investments & Foreign Currency
	Transactions — Net:
	Realized gain (loss) from:
	Investments — net **	(57,748,704)	(4,243,819)	—	(61,992,523)
	Foreign currency transactions — net	(13,297)	1,114	—	(12,183)
	Change in unrealized appreciation/depreciation on:
	Investments — net	165,347,794	28,388,936	—	193,736,730
	Foreign currency transactions — net	15,575	—	—	15,575

	Total realized and unrealized gains from investments and foreign currency transactions net	107,601,368	24,146,231	—	131,747,599

	Net Increase in Net Assets Resulting from Operations	$117,345,326	$23,931,028	$634,430	$141,910,784

*	Net foreign withholding tax on dividends	$2,431,536	$328,708	$—	$2,760,244

†	Total income for the Pan-European Growth Fund is allocated from it’s investment into the Merrill Lynch Master Pan-European Growth Portfolio.

(1)	Reflects the anticipated savings as a result of the Reorganization through fewer audits and consolidation of accounting, legal, printing and other services and the reclassification of expenses from the Merrill Lynch Master Pan-European Growth Portfolio to the Pan-European Growth Fund.
(2)	This Pro Forma Condensed Combined Statement of Operations excludes non-recurring aggregate estimated Reorganization expenses of $174,000 attributable to Pan-European Growth Fund. The Reorganization expenses of $103,000 attributable to EuroFund will be paid for by MLIM.
See Notes to Pro Forma Financial Statements.

F-8

Merrill Lynch EuroFund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch EuroFund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented. All such adjustments are of a normal, recurring nature for a Reorganization. As of October 31, 2003, all the securities held by Merrill Lynch Pan-European Growth Fund (“Pan-European Growth Fund”) comply with the compliance guidelines and/or investment restrictions of the Fund. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund’s financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter (“OTC”) market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations

F-9

Merrill Lynch EuroFund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)(continued)

furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Fund’s Board of Trustees.

(b) Foreign currency transactions — Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

•	Forward foreign exchange contracts — The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•	Options — The Fund is authorized to write covered call options and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

•	Foreign currency options and futures — The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be

F-10

Merrill Lynch EuroFund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)(continued)

effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(g) Repurchase agreements — The Fund invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(h) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Securities lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Reclassification — Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year’s permanent book/tax differences for the EuroFund of $13,297 have been reclassified between undistributed net investment income and accumulated net realized capital losses and $12,877 has been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

F-11

Merrill Lynch EuroFund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)(continued)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. (“MLIM”). The general partner of MLIM is Princeton Services, Inc. (“PSI”), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. (“FAMD” or the “Distributor”), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75% on an annual basis of the average daily value of the Fund’s net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. (“MLAM U.K.”), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee computed at the rate of .15% of the average daily net assets of the Fund for providing investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Account Maintenance Fee	Distribution Fee
Class A	.25%	—
Class B	.25%	.75%
Class C	.25%	.75%
Class R	.25%	.25%

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the twelve months ended October 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund’s Class A and Class I Shares as follows:

EuroFund	FAMD	MLPF&S
Class A	$ 988	$ 14,939
Class I	$ 86	$ 1,289

Pan-European Growth Fund	FAMD	MLPF&S
Class A	$ 27	$ 820

For the twelve months ended October 31, 2003, MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C shares of $67,590 and $2,448, respectively for EuroFund and $403,344 and $2,213, respectively for Pan-European Growth Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC (“MLIM, LLC”), an affiliate of MLIM, as the securities lending

F-12

Merrill Lynch EuroFund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)(concluded)

agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the twelve months ended October 31, 2003, MLIM, LLC received $191,549 and $14,301 in securities lending agent fees from the EuroFund and Master Pan-European Growth Portfolio, respectively.

Financial Data Services, Inc. (“FDS”), a wholly-owned subsidiary of ML & Co., is the Fund’s transfer agent.

For the twelve months ended October 31, 2003, the Fund reimbursed MLIM $12,330 and $1,795 for certain accounting services from the EuroFund and Master Pan-European Growth Portfolio, respectively.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

F-13

PART C

OTHER INFORMATION

Item 15. Indemnification.

          Section 5.3 of the Registrant’s Declaration of Trust provides as follows: “The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interest of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.” Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”), may be concerned, such payments will be made only on the following conditions:

           (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification. In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

C-1

Item 16. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust of the Registrant, dated March 11, 1986.(a)
	(b)	—	Amendment to Declaration of Trust of the Registrant, dated May 19, 1986.(a)
	(c)	—	Amendment to Declaration of Trust of the Registrant, dated December 15, 1986.(a)
	(d)	—	Instrument establishing Class A shares and Class B shares of the Registrant, dated October 3, 1988.(a)
	(e)	—	Certification of Amendment to Declaration of Trust and Establishment and Designation of Classes, dated October 17, 1994.(a)
	(f)	—	Certificate of Amendment to Declaration of Trust.(n)
	(g)	—	Establishment and Designation of Classes dated December 13, 2002.(o)
	(h)	—	Establishment and Designation of Classes dated March 18, 2003.(q)
2		—	Amended and Restated By-Laws of the Registrant.
3		—	Not applicable.
4		—

Form of Agreement and Plan of Reorganization by and among the Registrant, Mercury Master Trust on behalf of Merrill Lynch Master Pan-European Growth Portfolio, a series of Mercury Master Trust, and Mercury Funds, Inc., on behalf of Merrill Lynch Pan-European Growth Fund (“Pan-European Growth”), a series of Mercury Funds, Inc. (h)

5		—	Portions of the Declaration of Trust and the By-Laws of the Registrant defining the rights of shareholders.(b)
6	(a)	—	Management Agreement between the Registrant and Merrill Lynch Investment Managers, L.P. (the “Manager”), dated December 19, 1986.(c)
	(b)	—	Supplement to the Management Agreement between the Registrant and the Manager, dated January 3, 1994.(n)
	(c)	—	Sub-Advisory Agreement between the Manager and Merrill Lynch Asset Management U.K. Limited, dated April 29, 1988.(c)
7		—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (the “Distributor”).(d)
8		—	None.
9		—	Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co.(f)
10	(a)	—	Amended and Restated Class A Distribution Plan.(e)
	(b)	—	Form of Amended and Restated Class B Distribution Plan.(i)
	(c)	—	Form of Amended and Restated Class C Distribution Plan.(i)
	(d)	—	Form of Class R Distribution Plan.(j)
	(e)	—	Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(e)
11		—	Opinion of Bingham, McCutchen LLP, Massachusetts counsel.
12		—	Tax opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant and Pan-European Growth Fund.*
13	(a)	—	Not applicable.
	(b)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(g)
	(c)	—	Not applicable.
	(d)(1)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(c)
	(d)(2)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement dated July 1, 2001.(n)
	(d)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement dated January 1, 2003.(n)
	(e)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(m)

C-2

	(f)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(k)
	(g)	—	Form of Third Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(l)
	(h)	—	Form of Fourth Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(p)
14	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
	(b)	—	Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Pan-European Growth Fund.
15		—	Not applicable.
16		—	Power of Attorney.
17	(a)	—	Prospectus and Statement of Additional Information of the Registrant dated February 26, 2004.
	(b)	—	Prospectus and Statement of Additional Information of Merrill Lynch Pan-European Growth Fund each dated September 17, 2003.
	(c)	—	Annual Report to Shareholders of the Registrant for the year ended October 31, 2003.
	(d)	—	Annual Report to Stockholders of Merrill Lynch Pan-European Growth Fund for the year ended May 31, 2003.
	(e)	—	Form of Proxy.
	(f)	—	Semi-Annual Report of Merrill Lynch Pan-European Growth Fund for the six months ended November 30, 2003.

_________________________________

(a)

Incorporated by reference to Exhibits 1(a), 1(b), 1(c), 1(d), 1(e) and 2(b) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (File No. 33-4026) (the “Registration Statement”), filed on February 27, 1995.

(b)

Reference is made to Article I, Article II (Sections 2.2, 2.3, 2.4 and 2.7), Article III (Sections 3.1 and 3.4), Article IV (Sections 4.1, 4.3 and 4.4), Article V (Sections 5.1, 5.2, 5.3 and 5.5), Article VI (Sections 6.2, 6.3, 6.4, 6.5, 6.7 and 6.8), Article VII (Section 7.1), Article VIII (Sections 8.1, 8.2 and 8.3), Article IX (Section 9.2), Article X, Article XI (Sections 11.3, 11.4 and 11.5) and Article XII (Section 12.6) of the Registrant’s Declaration of Trust, as amended, filed as Exhibits 1(a), 1(b), 1(c), 1(d), 1(e) and 1(f) to the Registration Statement; and Article I, Article V and Article VI of the Registrant’s By-Laws filed as Exhibit 2 to the Registration Statement.

(c)	Incorporated by reference to Exhibits 4(a), 4(c), 8(a)(1) and 12 to Post-Effective Amendment No. 12 to the Registration Statement filed on February 27, 1996.
(d)

Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc (File No. 33-64398) filed on June 21, 2000.

(e)

Incorporated by reference to Exhibits 13(a) and 14 to Post-Effective Amendment No. 37 to the Registration Statement Form N-1A of Merrill Lynch Pacific Fund, Inc. (File No. 2-56978), filed on April 17, 2003.

(f)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.
(g)

Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(h)	Included as Exhibit I to the Proxy Statement and Prospectus contained in the Registration Statement.
(i)

Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.

(j)

Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(k)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39857), filed on December 14, 2001.

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(l)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.
(m)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2000.
(n)

Incorporated by reference to Exhibit 1(f), 4(b), 8(a)(2) and 8(a)(3) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Merrill Lynch EuroFund (File No. 33-4026), filed on February 25, 2003.

(o)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Merrill Lynch EuroFund (File No. 33-4026), filed on December 27, 2002.
(p)

Incorporated by reference to Exhibit 8(c)(4) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Global Growth Fund, Inc. (File No. 333-32899), filed on December 4, 2003.

(q)	Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Merrill Lynch EuroFund (File No. 33-4026), filed on February 26, 2004.
*	To be filed by post-effective amendment.

Item 17. Undertakings.

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The Registrant undertakes to file, by post-effective amendment, an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 7th day of May, 2004.

MERRILL LYNCH EUROFUND (Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Trustee

Vice President and Treasurer (Principal Financial and Accounting Officer)
DONALD C. BURKE* (Donald C. Burke)

RONALD W. FORBES* (Ronald W. Forbes)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

KEVIN A. RYAN* (Kevin A. Ryan)	Trustee

ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee

RICHARD R. WEST* (Richard R. West)	Trustee

EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee

* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

* By:	DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)	May 7, 2004

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EXHIBIT INDEX

Exhibit Number		Description

2	—	Amended and Restated By-Laws of the Registrant dated April 14, 2003.
11	—	Opinion of Bingham, McCutchen LLP, Massachusetts counsel.
14(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
14(b)	—	Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Pan-European Growth Fund.
16	—	Power of Attorney.
17(a)	—	Prospectus and Statement of Additional Information of the Registrant, each dated February 26, 2004.
17(b)	—	Prospectus and Statement of Additional Information of Merrill Lynch Pan-European Growth Fund, each dated September 17, 2003,
17(c)	—	Annual Report to Shareholders of the Registrant for the year ended October 31, 2003.
17(d)	—	Annual Report to Shareholders of Merrill Lynch Pan-European Growth Fund for the year ended May 31, 2003.
17(e)	—	Form of Proxy.
17(f)	—	Semi-Annual Report of Merrill Lynch Pan-European Growth Fund for the six months ended November 30, 2003.